UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Floating Rate Central Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Great Outdoors Group LLC	2.5
Asurion LLC	2.1
Acrisure LLC	1.3
Caesars Entertainment, Inc.	1.2
Polaris Newco LLC	1.0
UKG, Inc.	0.9
MH Sub I LLC	0.9
Clydesdale Acquisition Holdings, Inc.	0.8
Peraton Corp.	0.8
Hilton Grand Vacations Borrower LLC	0.8
12.3

Market Sectors (% of Fund's net assets)

Technology	14.5
Services	10.9
Insurance	5.6
Healthcare	5.5
Telecommunications	4.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 85.3%
	Principal Amount (a)	Value ($)
Aerospace - 0.8%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1946% 3/19/26 (b)(c)(d)	1,632,277	1,635,003
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5743% 12/31/27 (b)(c)(d)	1,170,289	1,166,778
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5802% 1/21/31 (b)(c)(d)	735,000	735,919
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3/26/31 (c)(d)(e)	1,415,000	1,415,891
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (b)(c)(d)	6,411,712	6,431,781
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 3/15/30 (b)(c)(d)	365,113	365,723
TOTAL AEROSPACE		11,751,095
Air Transportation - 1.7%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3294% 4/20/28 (b)(c)(d)	4,228,750	4,386,736
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.833% 3/14/31 (b)(c)(d)	1,215,000	1,215,765
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/23/28 (b)(c)(d)	480,188	472,558
CME Term SOFR 3 Month Index + 4.750% 10.1802% 11/23/28 (b)(c)(d)(f)	4,728,000	4,728,000
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4302% 11/23/29 (b)(c)(d)(f)	2,095,000	2,095,000
CME Term SOFR 3 Month Index + 8.000% 13.4302% 11/23/29 (b)(c)(d)(f)	900,000	900,000
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (b)(c)(d)	3,627,000	3,730,442
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 3/17/30 (b)(c)(d)	1,009,800	1,010,436
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (b)(c)(d)	2,243,662	2,311,914
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4519% 3/24/28 (b)(c)(d)(f)	1,473,750	1,149,525
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/24/31 (b)(c)(d)	3,200,000	3,199,488
TOTAL AIR TRANSPORTATION		25,199,864
Automotive & Auto Parts - 1.2%
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.664% 4/13/29 (b)(c)(d)	840,775	840,775
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3302% 5/6/30 (b)(c)(d)	2,588,513	2,592,551
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9431% 6/3/28 (b)(c)(d)	4,693,001	4,566,901
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 12/17/28 (b)(c)(d)	1,220,100	1,221,625
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8243% 12/17/28 (b)(c)(d)	3,069,251	2,327,659
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1932% 1/26/29 (b)(c)(d)	1,625,835	1,476,795
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1787% 2/8/28 (b)(c)(d)	2,511,554	2,347,047
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (b)(c)(d)	2,700,000	2,706,318
TOTAL AUTOMOTIVE & AUTO PARTS		18,079,671
Banks & Thrifts - 1.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 7/29/30 (b)(c)(d)	6,564,236	6,555,637
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (b)(c)(d)	7,596,489	7,618,215
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4785% 12/22/28 (b)(c)(d)	1,586,198	1,572,985
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 12/1/28 (b)(c)(d)	777,014	776,625
TOTAL BANKS & THRIFTS		16,523,462
Broadcasting - 1.6%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8302% 10/25/28 (b)(c)(d)	1,360,195	1,358,685
CME Term SOFR 1 Month Index + 2.500% 7.8302% 8/19/30 (b)(c)(d)	3,451,786	3,447,472
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4256% 8/24/26 (b)(c)(d)	1,047,276	997,530
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(g)	19,325,070	519,458
term loan 10% 8/2/27 (d)	1,266,740	2,063,203
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4256% 12/1/28 (b)(c)(d)	5,331,490	5,275,936
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9446% 9/19/26 (b)(c)(d)	2,620,340	2,619,606
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/24/26 (b)(c)(d)	4,242,924	4,245,852
CME Term SOFR 1 Month Index + 3.250% 8.6946% 1/31/29 (b)(c)(d)	3,271,589	3,260,008
TOTAL BROADCASTING		23,787,750
Building Materials - 2.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (b)(c)(d)	6,187,495	5,626,784
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9418% 1/3/29 (b)(c)(d)	2,901,525	2,905,761
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6802% 10/22/28 (b)(c)(d)	289,260	288,647
CME Term SOFR 1 Month Index + 3.750% 9.0802% 11/3/28 (b)(c)(d)	1,225,000	1,226,531
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (b)(c)(d)	11,544,116	11,390,810
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6226% 8/3/30 (b)(c)(d)	547,250	548,755
Miwd Holdco Ii LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 3/20/31 (c)(d)(e)	890,000	893,338
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1059% 5/14/28 (b)(c)(d)	1,185,000	1,181,765
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (b)(c)(d)	3,962,150	3,969,599
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8288% 4/2/29 (b)(c)(d)	1,248,313	1,254,554
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/4/28 (b)(c)(d)	2,054,901	2,067,415
CME Term SOFR 3 Month Index + 3.250% 8.6802% 6/2/28 (b)(c)(d)	3,062,500	3,076,679
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6933% 9/22/28 (b)(c)(d)	1,534,587	1,534,587
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 2/16/28 (b)(c)(d)	1,037,634	1,038,609
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0763% 10/19/27 (b)(c)(d)	2,374,040	2,380,212
TOTAL BUILDING MATERIALS		39,384,046
Cable/Satellite TV - 1.3%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0763% 2/1/27 (b)(c)(d)	4,141,803	4,140,767
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3293% 12/9/30 (b)(c)(d)	2,872,800	2,843,181
Coral-U.S. Co.-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4398% 10/15/29 (b)(c)(d)	1,940,000	1,931,037
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9398% 4/15/27 (b)(c)(d)	2,036,118	1,829,228
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8253% 1/18/28 (b)(c)(d)	1,637,448	1,572,457
Numericable LLC Tranche B 13LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5686% 8/14/26 (b)(c)(d)	455,000	381,063
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9398% 1/31/28 (b)(c)(d)	2,373,792	2,336,120
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (b)(c)(d)	3,820,000	3,755,900
TOTAL CABLE/SATELLITE TV		18,789,753
Capital Goods - 0.7%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4446% 7/22/29 (b)(c)(d)	1,409,127	1,408,606
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 3/17/30 (b)(c)(d)	2,014,255	2,016,772
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 9/28/28 (b)(c)(d)	1,226,623	1,227,064
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7019% 1/24/29 (b)(c)(d)	2,182,692	2,182,015
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 4/11/30 (c)(d)(e)	440,000	441,285
CME Term SOFR 6 Month Index + 3.500% 9.081% 7/31/27 (b)(c)(d)	1,632,693	1,637,461
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3418% 4/16/25 (b)(c)(d)(f)	1,968,353	1,872,494
TOTAL CAPITAL GOODS		10,785,697
Chemicals - 4.0%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 12/14/29 (b)(c)(d)	2,005,000	1,938,173
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9302% 9/30/28 (b)(c)(d)	3,422,701	3,416,300
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4263% 9/22/29 (b)(c)(d)	930,000	834,675
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1802% 11/24/28 (b)(c)(d)	1,575,000	1,559,250
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 11/24/27 (b)(c)(d)	3,428,111	3,415,255
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8257% 8/29/29 (b)(c)(d)	848,386	848,785
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (b)(c)(d)	2,175,471	2,174,122
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 11/15/30 (b)(c)(d)	3,030,000	2,923,011
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5756% 11/1/30 (b)(c)(d)	2,160,000	2,171,470
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (b)(c)(d)	4,084,857	4,078,648
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2572% 5/27/28 (b)(c)(d)	2,816,097	2,763,746
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3344% 7/3/28 (b)(c)(d)	2,203,471	2,069,258
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (b)(c)(d)	4,344,160	4,270,483
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8677% 3/15/30 (b)(c)(d)	2,105,000	1,852,400
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/1/30 (b)(c)(d)	1,097,705	1,094,280
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 4/2/29 (b)(c)(d)	2,594,236	2,582,899
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 4/10/30 (c)(d)(e)	395,000	395,494
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2413% 12/1/26 (b)(c)(d)	1,653,954	1,546,960
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4191% 4/3/28 (b)(c)(d)	3,099,596	3,104,245
CME Term SOFR 1 Month Index + 4.000% 9.4226% 4/3/28 (b)(c)(d)	1,627,700	1,631,769
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5658% 11/9/28 (b)(c)(d)	2,203,939	2,208,082
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (b)(c)(d)	3,966,343	3,965,352
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8302% 8/18/28 (b)(c)(d)	5,234,469	5,208,297
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (c)(d)(h)	315,269	316,058
CME Term SOFR 1 Month Index + 4.000% 9.314% 2/21/31 (b)(c)(d)	1,439,731	1,443,330
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (b)(c)(d)	1,206,996	1,206,996
TOTAL CHEMICALS		59,019,338
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 2/7/29 (b)(c)(d)	2,139,313	2,084,504
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3263% 12/23/28 (b)(c)(d)	3,109,375	3,113,262
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3302% 12/25/28 (b)(c)(d)	4,082,199	4,083,995
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 12/13/29 (b)(c)(d)	2,814,482	2,813,469
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 1/22/31 (b)(c)(d)	292,770	292,404
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 11/8/27 (b)(c)(d)	3,689,556	3,694,168
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1918% 5/17/28 (b)(c)(d)	1,025,811	1,014,917
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3127% 1/29/31 (b)(c)(d)	3,645,000	3,657,758
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/6/28 (b)(c)(d)	62,151	61,995
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/12/28 (c)(d)(e)	705,000	705,000
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (b)(c)(d)	3,088,226	3,090,542
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.821% 3/4/28 (b)(c)(d)	822,182	759,079
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9576% 10/21/28 (b)(c)(d)	1,457,694	1,096,915
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 8/5/28 (b)(c)(d)	3,185,820	3,189,802
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 8/1/30 (b)(c)(d)	3,072,300	3,078,076
Woof Holdings LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/21/27 (b)(c)(d)	1,689,186	1,334,457
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.250% 12.6686% 12/21/28 (b)(c)(d)	605,000	359,219
TOTAL CONSUMER PRODUCTS		34,429,562
Containers - 1.8%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 3/3/28 (b)(c)(d)	3,332,959	3,291,297
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5878% 3/11/28 (b)(c)(d)	572,302	569,727
CME Term SOFR 3 Month Index + 3.750% 9.1954% 3/11/28 (b)(c)(d)	3,598,092	3,600,143
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1822% 7/1/29 (b)(c)(d)	2,497,626	2,496,177
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/1/27 (b)(c)(d)	3,068,829	3,073,371
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 8/4/27 (b)(c)(d)	3,396,531	3,395,071
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (b)(c)(d)	2,274,463	2,132,309
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6946% 2/5/26 (b)(c)(d)	822,782	824,741
CME Term SOFR 1 Month Index + 3.250% 8.6946% 9/24/28 (b)(c)(d)	2,081,428	2,087,506
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/3/26 (b)(c)(d)	812,878	813,601
CME Term SOFR 1 Month Index + 3.750% 9.1946% 8/1/26 (b)(c)(d)	487,500	487,500
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1802% 1/30/27 (b)(c)(d)	2,601,431	2,604,891
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/12/28 (b)(c)(d)	543,161	544,068
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/27/31 (c)(d)(e)	705,000	701,038
TOTAL CONTAINERS		26,621,440
Diversified Financial Services - 3.8%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9446% 2/4/28 (b)(c)(d)	1,922,324	1,923,881
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9273% 8/9/30 (b)(c)(d)	3,457,581	3,474,869
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8285% 10/31/28 (b)(c)(d)	717,621	719,193
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/27/27 (b)(c)(d)	1,755,000	1,753,807
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0763% 1/26/29 (b)(c)(d)	2,042,705	2,046,791
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 12/19/30 (b)(c)(d)	3,255,756	3,205,291
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 7/12/28 (b)(c)(d)	1,162,137	1,162,137
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3127% 6/27/29 (b)(c)(d)	559,717	560,299
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5659% 2/3/31 (b)(c)(d)	1,595,000	1,595,000
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 6/24/28 (b)(c)(d)	2,143,300	2,133,398
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 6/30/28 (b)(c)(d)	1,699,298	1,692,925
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0738% 2/26/31 (b)(c)(d)	590,000	590,920
CME Term SOFR 1 Month Index + 4.000% 9.3432% 1/26/28 (b)(c)(d)	722,018	722,920
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (b)(c)(d)	10,560,000	10,588,618
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 4/30/24 (b)(c)(d)(f)	303,780	294,666
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (b)(c)(d)	3,493,811	3,493,811
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/15/31 (c)(d)(e)	815,000	813,981
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9418% 1/26/28 (b)(c)(d)	1,835,258	1,835,717
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3288% 6/17/30 (b)(c)(d)	645,677	647,291
Needle Holdings LLC term loan CME Term SOFR 1 Month Index + 9.500% 14.8263% 5/20/24 (f)	377,717	377,717
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6773% 11/1/29 (b)(c)(d)	2,500,000	2,480,200
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1773% 11/8/26 (b)(c)(d)	862,348	859,269
CME Term SOFR 1 Month Index + 4.500% 9.8273% 12/13/28 (b)(c)(d)	2,000,000	1,981,880
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8432% 2/14/30 (b)(c)(d)	1,745,000	1,750,462
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3273% 12/1/28 (b)(c)(d)	1,412,042	1,410,630
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1773% 11/16/26 (b)(c)(d)	660,330	659,656
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3357% 4/29/26 (b)(c)(d)	1,257,641	1,259,213
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/9/27 (b)(c)(d)	3,282,076	3,263,631
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/15/27 (b)(c)(d)	2,743,643	2,736,784
TOTAL DIVERSIFIED FINANCIAL SERVICES		56,034,957
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0918% 10/28/27 (b)(c)(d)	2,431,059	2,434,098
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9594% 2/10/27 (b)(c)(d)	4,583,045	3,982,941
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (b)(c)(d)	6,225,726	5,409,720
TOTAL DIVERSIFIED MEDIA		11,826,759
Energy - 2.3%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1857% 11/14/26 (b)(c)(d)	2,601,993	2,604,595
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6932% 10/14/27 (b)(c)(d)	2,990,420	2,982,944
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9446% 3/17/28 (b)(c)(d)	618,475	612,291
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/19/29 (b)(c)(d)	3,648,813	3,644,251
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	4,381,568	4,348,706
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (b)(c)(d)	1,804,075	1,704,851
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9418% 9/29/28 (b)(c)(d)	4,750,325	4,759,969
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 10/5/28 (b)(c)(d)	2,569,528	2,576,594
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (b)(c)(d)	6,089,738	6,104,962
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6932% 2/14/30 (b)(c)(d)	1,237,500	1,237,884
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0713% 8/1/29 (b)(c)(d)	1,060,000	1,055,272
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6918% 1/23/27 (b)(c)(d)	1,918,877	1,923,194
TOTAL ENERGY		33,555,513
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (b)(c)(d)	1,004,725	983,625
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (b)(c)(d)	2,675,000	2,615,481
TOTAL ENTERTAINMENT/FILM		3,599,106
Environmental - 0.4%
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (b)(c)(d)	1,585,400	1,580,453
CME Term SOFR 1 Month Index + 2.750% 8.0677% 11/30/28 (b)(c)(d)	728,406	727,233
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (b)(c)(d)	121,180	120,802
CME Term SOFR 1 Month Index + 2.750% 8.0677% 11/30/28 (b)(c)(d)	39,803	39,739
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6933% 6/21/28 (b)(c)(d)	3,698,135	3,690,443
TOTAL ENVIRONMENTAL		6,158,670
Food & Drug Retail - 0.8%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1907% 10/1/25 (b)(c)(d)	493,975	484,921
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1594% 8/1/29 (b)(c)(d)	2,651,407	2,661,350
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6802% 2/1/27 (b)(c)(d)	1,449,124	1,449,414
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0743% 11/20/27 (b)(c)(d)	4,914,811	384,977
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/5/28 (b)(c)(d)	1,335,000	1,332,771
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9405% 4/2/29 (b)(c)(d)	2,174,550	2,172,223
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (b)(c)(d)	2,941,038	2,923,127
TOTAL FOOD & DRUG RETAIL		11,408,783
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1918% 10/1/26 (b)(c)(d)	410,000	367,975
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5788% 12/23/30 (b)(c)(d)	745,000	746,244
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 10/23/27 (b)(c)(d)	2,723,860	2,728,409
CME Term SOFR 1 Month Index + 3.750% 9.0753% 10/25/27 (b)(c)(d)	728,175	731,816
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 5/16/29 (b)(c)(d)	4,914,879	4,144,865
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3274% 2/12/31 (b)(c)(d)	2,590,000	2,592,875
Naked Juice LLC 2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (b)(c)(d)	2,185,000	1,759,602
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/1/29 (c)(d)(e)	870,000	868,373
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	6,453,069	6,379,698
TOTAL FOOD/BEVERAGE/TOBACCO		20,319,857
Gaming - 3.8%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6627% 1/26/30 (b)(c)(d)	12,246,300	12,266,751
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (b)(c)(d)	4,180,000	4,180,000
Entain Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 10/31/29 (b)(c)(d)	1,037,330	1,041,002
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9094% 3/16/27 (b)(c)(d)	1,413,006	1,413,897
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0767% 1/27/29 (b)(c)(d)	10,614,575	10,634,530
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6594% 11/25/30 (b)(c)(d)	5,684,753	5,681,683
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1802% 5/26/30 (b)(c)(d)	3,602,775	3,598,272
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 4/26/28 (b)(c)(d)	1,068,000	1,055,985
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0754% 4/16/29 (b)(c)(d)	3,042,360	3,045,311
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (b)(c)(d)	2,204,475	2,211,177
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9446% 5/29/26 (b)(c)(d)	460,716	461,241
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (b)(c)(d)	5,034,827	5,030,799
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5754% 3/7/31 (b)(c)(d)	4,845,000	4,835,649
TOTAL GAMING		55,456,297
Healthcare - 5.5%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9418% 8/24/28 (b)(c)(d)	2,199,544	2,202,294
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6802% 11/6/27 (b)(c)(d)	1,286,607	1,287,186
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5677% 2/12/28 (b)(c)(d)	1,636,496	1,640,407
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1756% 8/1/27 (b)(c)(d)	3,235,865	3,222,566
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 3/31/29 (b)(c)(d)	3,191,224	2,951,435
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (b)(c)(d)	10,943,414	10,445,489
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	951,451	945,505
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	1,664,756	1,654,351
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	120,396	119,643
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (b)(c)(d)	1,893,747	1,890,792
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3302% 5/4/28 (b)(c)(d)	7,294,587	7,300,641
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 5/5/28 (b)(c)(d)	5,951,993	5,981,753
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 8/31/26 (b)(c)(d)	1,402,444	1,398,938
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6946% 8/30/27 (b)(c)(d)	1,310,000	1,307,956
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (b)(c)(d)	10,928,931	10,952,428
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4332% 6/2/28 (b)(c)(d)	4,514,714	4,527,897
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/10/31 (c)(d)(e)	1,150,000	1,147,608
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.071% 11/30/27 (b)(c)(d)	3,700,815	3,705,959
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5773% 2/21/31 (b)(c)(d)	1,975,000	1,948,120
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (b)(c)(d)	7,153,287	7,167,022
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 6/21/29 (b)(c)(d)	1,365,000	1,367,989
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8288% 12/19/30 (b)(c)(d)	485,865	487,823
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9401% 10/1/29 (b)(c)(d)(f)	775,000	658,750
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7019% 12/15/27 (b)(c)(d)	636,316	636,914
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8094% 11/16/28 (b)(c)(d)	3,182,025	3,183,011
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/8/27 (b)(c)(d)	2,237,843	2,237,306
TOTAL HEALTHCARE		80,369,783
Homebuilders/Real Estate - 0.5%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/21/31 (c)(d)(e)	1,295,000	1,289,600
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1946% 8/21/25 (b)(c)(d)	33,789	33,694
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3552% 1/27/29 (b)(c)(d)	494,331	493,219
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 8/21/30 (b)(c)(d)	1,771,448	1,771,448
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8048% 3/15/30 (b)(c)(d)	1,370,000	1,368,712
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 9/1/27 (b)(c)(d)	1,740,302	1,741,172
TOTAL HOMEBUILDERS/REAL ESTATE		6,697,845
Hotels - 2.1%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4209% 9/9/26 (b)(c)(d)	955,381	952,200
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 10/18/28 (b)(c)(d)	6,054,883	6,056,154
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 11/30/29 (b)(c)(d)	3,645,450	3,646,835
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0773% 1/17/31 (b)(c)(d)	2,015,000	2,018,143
CME Term SOFR 1 Month Index + 3.000% 8.1918% 8/2/28 (b)(c)(d)	9,660,177	9,666,263
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4294% 11/8/30 (b)(c)(d)	1,292,849	1,294,763
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 3/14/31 (c)(d)(e)	2,200,000	2,189,000
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8401% 6/23/26 (b)(c)(d)	1,313,168	1,289,097
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5788% 1/5/29 (b)(c)(d)	1,428,781	1,432,053
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.6095% 9/29/28 (b)(c)(d)	2,161,609	2,008,956
TOTAL HOTELS		30,553,464
Insurance - 5.6%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 2/15/27 (b)(c)(d)	7,264,550	7,249,004
CME Term SOFR 1 Month Index + 4.250% 9.6946% 2/15/27 (b)(c)(d)	2,521,950	2,525,102
Tranche B-2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 2/15/27 (b)(c)(d)	819,000	818,230
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8302% 11/6/30 (b)(c)(d)	7,462,639	7,481,295
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6946% 2/19/28 (b)(c)(d)	3,168,290	3,167,751
CME Term SOFR 1 Month Index + 2.750% 8.1946% 2/19/28 (b)(c)(d)	1,283,750	1,284,995
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (b)(c)(d)	1,841,994	1,847,759
AssuredPartners, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9418% 2/13/27 (b)(c)(d)	189,638	189,780
CME Term SOFR 1 Month Index + 3.500% 8.9418% 2/13/27 (b)(c)(d)	3,486,940	3,489,137
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 2/14/31 (b)(c)(d)	1,060,000	1,060,996
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4273% 8/19/28 (b)(c)(d)	1,529,208	1,469,630
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6773% 8/19/28 (b)(c)(d)	2,154,762	2,076,113
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 1/31/28 (b)(c)(d)	10,485,000	9,410,288
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 1/20/29 (b)(c)(d)	20,000,000	17,815,600
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 12/23/26 (b)(c)(d)	214,872	210,190
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 7/31/27 (b)(c)(d)	936,297	898,012
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (b)(c)(d)	8,949,028	8,950,639
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 3/8/32 (c)(d)(e)	4,735,000	4,758,675
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (c)(d)(e)	5,550,000	5,540,732
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5519% 9/27/30 (b)(c)(d)	2,328,300	2,329,022
TOTAL INSURANCE		82,572,950
Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/17/28 (b)(c)(d)	2,796,719	2,804,885
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 2/17/31 (b)(c)(d)	1,125,000	1,125,000
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1918% 11/24/28 (b)(c)(d)	852,296	853,719
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4432% 7/21/28 (b)(c)(d)	6,056,844	6,045,517
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (b)(c)(d)	2,796,392	2,798,657
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9418% 7/31/28 (b)(c)(d)	3,437,707	3,490,235
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5594% 1/15/30 (b)(c)(d)	4,130,000	4,131,033
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5773% 1/30/29 (b)(c)(d)	1,360,000	1,339,600
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3263% 8/27/28 (b)(c)(d)	799,277	800,276
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9795% 12/14/26 (b)(c)(d)	1,711,078	1,702,522
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 8/25/28 (b)(c)(d)	319,200	318,641
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3273% 3/9/30 (b)(c)(d)	4,685,194	4,686,178
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (b)(c)(d)	4,305,186	3,795,754
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0743% 12/30/27 (b)(c)(d)	750,000	603,750
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0743% 12/30/26 (b)(c)(d)(f)	926,400	856,920
TOTAL LEISURE		35,352,687
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/19/30 (b)(c)(d)	2,089,513	2,094,215
Paper - 0.9%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.571% 2/4/28 (b)(c)(d)	927,119	925,960
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1052% 4/13/29 (b)(c)(d)	12,148,384	12,160,897
TOTAL PAPER		13,086,857
Publishing/Printing - 0.5%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3174% 10/30/30 (b)(c)(d)	2,185,000	2,191,555
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0723% 8/11/28 (b)(c)(d)	1,616,875	1,617,215
RLG Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9446% 7/2/29 (b)(c)(d)	590,000	536,163
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 7/8/28 (b)(c)(d)	829,477	819,457
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 15.821% 6/16/26 (b)(c)(d)	1,479,410	1,457,219
TOTAL PUBLISHING/PRINTING		6,621,609
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1687% 4/6/28 (b)(c)(d)	2,011,585	2,014,100
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4019% 12/30/26 (b)(c)(d)	2,403,578	2,403,770
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (b)(c)(d)	1,597,855	1,587,500
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.6098% 7/22/29 (b)(c)(d)	1,295,000	1,146,075
TOTAL RAILROAD		7,151,445
Restaurants - 1.1%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5802% 9/21/30 (b)(c)(d)	3,393,142	3,389,748
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	811,709	812,018
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6918% 12/1/28 (b)(c)(d)	701,221	702,623
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1912% 3/15/28 (b)(c)(d)	654,596	653,719
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0635% 10/20/28 (b)(c)(d)	558,373	554,046
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7127% 3/1/26 (b)(c)(d)	1,961,945	1,931,300
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5519% 4/1/29 (b)(c)(d)	2,903,722	2,875,904
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6907% 8/3/28 (b)(c)(d)	4,894,360	4,894,115
TOTAL RESTAURANTS		15,813,473
Services - 10.8%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 12/21/28 (b)(c)(d)	11,169,673	11,205,304
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8094% 10/2/28 (b)(c)(d)	1,089,876	1,091,238
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/31/28 (b)(c)(d)(h)	4,805,000	4,823,019
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1802% 5/14/28 (b)(c)(d)	7,339,442	7,327,479
CME Term SOFR 1 Month Index + 4.750% 10.0802% 5/14/28 (b)(c)(d)	427,850	428,689
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3288% 2/15/29 (b)(c)(d)	1,799,064	1,801,313
CME Term SOFR 1 Month Index + 4.000% 9.4446% 1/23/27 (b)(c)(d)	2,598,211	2,601,459
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1946% 1/31/28 (b)(c)(d)	3,060,000	3,075,300
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (b)(c)(d)	958,940	958,940
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (b)(c)(d)	3,423,151	3,420,310
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6943% 7/9/28 (b)(c)(d)	2,559,481	2,564,882
Aramark Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 6/22/30 (b)(c)(d)	3,098,205	3,096,284
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 6/30/28 (b)(c)(d)	1,725,987	1,723,829
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (b)(c)(d)	2,545,000	2,552,635
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (b)(c)(d)	2,705,000	2,656,824
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 12/10/28 (b)(c)(d)	5,738,767	5,700,776
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 3/16/29 (b)(c)(d)	841,932	842,193
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (b)(c)(d)	1,765,000	1,771,619
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (b)(c)(d)	6,805,064	6,828,134
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1946% 2/7/26 (b)(c)(d)	2,942,718	2,945,779
CME Term SOFR 1 Month Index + 3.750% 9.0802% 12/30/28 (b)(c)(d)	1,989,274	1,989,553
Centralsquare Technologies LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1773% 8/29/25 (b)(c)(d)	1,856,792	1,799,064
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/30/28 (b)(c)(d)	954,305	954,305
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/2/28 (b)(c)(d)	7,063,344	6,890,080
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3429% 7/19/28 (b)(c)(d)	3,310,577	2,746,388
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/1/29 (b)(c)(d)	2,468,193	2,472,833
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 10/19/28 (b)(c)(d)	204,943	205,456
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 10/21/28 (b)(c)(d)	2,919,727	2,924,106
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/3/28 (b)(c)(d)	1,460,227	1,462,462
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (b)(c)(d)	1,628,116	1,469,375
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1946% 7/30/26 (b)(c)(d)	3,198,931	3,206,928
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8273% 12/1/27 (b)(c)(d)	395,000	395,743
CME Term SOFR 1 Month Index + 4.000% 9.4407% 12/1/27 (b)(c)(d)	1,481,618	1,485,056
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3288% 10/13/30 (b)(c)(d)	2,636,000	2,641,931
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (b)(c)(d)	3,091,556	3,084,941
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6918% 4/21/27 (b)(c)(d)	2,025,740	1,764,926
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3019% 6/12/30 (b)(c)(d)	7,462,500	7,474,664
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 1/15/26 (b)(c)(d)	280,000	281,050
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (b)(c)(d)	8,982,125	8,269,663
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 7/25/30 (b)(c)(d)	3,171,053	3,182,944
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5741% 8/14/26 (b)(c)(d)	2,010,972	1,943,464
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/23/31 (c)(d)(e)	3,155,000	3,158,944
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	2,125,000	2,131,375
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1832% 12/16/26 (b)(c)(d)	2,027,346	2,031,563
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 2/24/28 (b)(c)(d)	1,342,544	1,344,599
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (b)(c)(d)	1,447,577	1,417,424
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (b)(c)(d)	12,135,107	11,190,874
Sts Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/15/31 (c)(d)(e)	3,605,000	3,611,777
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2052% 3/23/27 (b)(c)(d)	2,270,207	2,330,935
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (b)(c)(d)	3,695,361	3,709,625
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0773% 2/14/31 (b)(c)(d)	1,580,000	1,582,970
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5757% 2/24/31 (b)(c)(d)	865,000	863,919
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0773% 11/3/29 (b)(c)(d)	751,931	752,871
TOTAL SERVICES		158,187,814
Super Retail - 2.9%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1901% 11/6/27 (b)(c)(d)	843,205	841,097
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6901% 7/24/28 (b)(c)(d)	1,632,916	826,256
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (b)(c)(d)	1,860,195	1,506,758
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (b)(c)(d)	37,429,527	37,424,285
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1946% 10/19/27 (b)(c)(d)	235,524	235,281
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (b)(c)(d)	2,080,606	2,075,675
TOTAL SUPER RETAIL		42,909,352
Technology - 14.4%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (b)(c)(d)	1,766,108	1,748,447
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (b)(c)(d)	1,131,771	1,129,292
Ahead DB Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (b)(c)(d)	1,155,000	1,158,072
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0724% 7/30/28 (b)(c)(d)	2,225,338	2,227,897
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9264% 10/8/27 (b)(c)(d)	494,947	495,907
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (b)(c)(d)	5,354,804	3,869,810
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (b)(c)(d)	1,465,000	1,473,116
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (b)(c)(d)	9,290,615	9,190,463
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	3,588,409	702,718
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/31/31 (b)(c)(d)	5,780,915	5,776,580
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3094% 7/6/29 (b)(c)(d)	2,750,941	2,757,956
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (b)(c)(d)	8,697,623	8,651,613
CME Term SOFR 1 Month Index + 4.500% 9.9285% 3/19/31 (b)(c)(d)	1,105,000	1,097,409
Coherent Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7/2/29 (c)(d)(e)	310,000	310,000
CME Term SOFR 1 Month Index + 2.750% 8.1946% 7/1/29 (b)(c)(d)	3,846,512	3,846,512
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (b)(c)(d)	3,992,513	3,988,760
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5881% 2/10/28 (b)(c)(d)	1,519,343	1,473,489
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 2/24/31 (d)	965,000	966,206
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (c)(d)(e)	5,770,000	5,755,575
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 2/16/31 (b)(c)(d)	1,315,000	1,312,541
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3302% 10/16/26 (b)(c)(d)	4,646,561	4,621,052
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3302% 2/19/29 (b)(c)(d)	4,508,409	4,047,695
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1946% 3/31/29 (b)(c)(d)	630,000	586,492
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/31/28 (b)(c)(d)	1,223,770	1,220,930
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0802% 8/31/30 (b)(c)(d)	990,025	992,748
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3094% 10/6/29 (b)(c)(d)	893,867	729,395
Epicor Software Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 7/31/27 (b)(c)(d)	2,480,110	2,487,228
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4273% 9/12/29 (b)(c)(d)	4,881,828	4,878,362
Go Daddy Operating Co. LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 11/12/29 (b)(c)(d)	1,663,455	1,661,592
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3254% 7/3/28 (b)(c)(d)	4,395,544	4,403,192
CME Term SOFR 1 Month Index + 2.000% 7.3254% 7/3/28 (b)(c)(d)	1,095,153	1,097,058
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1756% 3/1/29 (b)(c)(d)	7,262,175	7,239,009
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 5/3/28 (b)(c)(d)	12,293,827	12,207,155
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5802% 2/23/29 (b)(c)(d)	1,030,000	988,429
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8226% 8/17/29 (b)(c)(d)	3,533,602	3,530,670
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1627% 3/27/29 (b)(c)(d)	2,889,850	2,902,508
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1773% 1/31/30 (b)(c)(d)	5,582,647	5,589,011
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 2/1/28 (b)(c)(d)	11,732,044	11,710,105
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 3/19/28 (b)(c)(d)	846,319	843,501
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (b)(c)(d)	14,718,168	14,568,631
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (b)(c)(d)	4,035,000	4,054,045
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (b)(c)(d)	5,319,156	5,319,209
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1832% 5/15/28 (b)(c)(d)	6,221,364	3,032,915
CME Term SOFR 1 Month Index + 6.250% 11.6832% 5/15/28 (b)(c)(d)	886,512	887,620
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (b)(c)(d)	3,836,931	3,730,341
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 9/30/28 (b)(c)(d)	2,377,505	2,334,615
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5773% 4/8/30 (b)(c)(d)	5,155,404	5,161,848
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 11/22/29 (b)(c)(d)	1,361,284	1,368,663
Sophia LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/29/29 (b)(c)(d)	3,682,581	3,696,391
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9446% 8/11/28 (b)(c)(d)	885,943	876,987
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	1,745,383	1,745,313
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	1,647,933	1,647,867
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	2,500,912	2,500,812
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0756% 5/30/30 (b)(c)(d)	1,576,465	1,576,465
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (b)(c)(d)	4,697,586	4,730,845
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	9,141,383	9,184,804
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4446% 9/1/25 (b)(c)(d)	1,592,742	1,469,751
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 8/27/25 (b)(c)(d)	3,479,902	3,479,902
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 1/13/29 (b)(c)(d)	3,137,238	3,128,422
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 3/27/28 (b)(c)(d)	2,240,125	2,247,405
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5751% 2/28/27 (b)(c)(d)	2,257,287	2,255,887
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6918% 10/30/27 (b)(c)(d)	637,296	587,510
CME Term SOFR 1 Month Index + 4.250% 9.6763% 10/30/27 (b)(c)(d)	1,421,000	1,310,873
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/19/31 (c)(d)(e)	700,000	700,875
TOTAL TECHNOLOGY		211,266,491
Telecommunications - 3.2%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.314% 10/31/27 (b)(c)(d)	1,297,645	1,213,298
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (b)(c)(d)	6,682,965	5,283,753
Aventiv Technologies LLC:
Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (b)(c)(d)	8,557,236	6,328,076
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (b)(c)(d)	7,191,426	1,977,642
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6898% 11/30/27 (b)(c)(d)	641,894	632,933
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3288% 10/24/30 (b)(c)(d)	718,328	719,226
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/13/29 (c)(d)(e)	990,000	972,923
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/12/26 (b)(c)(d)	600,773	599,740
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (b)(c)(d)	4,810,000	4,834,050
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 10/8/27 (b)(c)(d)	7,037,163	7,008,592
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (b)(c)(d)	1,595,948	1,117,164
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1932% 4/30/27 (b)(c)(d)	3,418,524	3,413,191
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0643% 8/1/29 (b)(c)(d)	3,164,282	2,919,050
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (b)(c)(d)	432,701	433,376
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6802% 9/21/27 (b)(c)(d)	662,061	644,543
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 3/9/27 (b)(c)(d)	10,088,135	8,829,035
TOTAL TELECOMMUNICATIONS		46,926,592
Textiles/Apparel - 0.6%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 2/20/29 (b)(c)(d)	2,962,538	2,967,574
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6918% 11/23/28 (b)(c)(d)	378,428	376,850
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3357% 7/7/28 (b)(c)(d)	3,211,552	20,072
Needle Holdings LLC term loan CME Term SOFR 1 Month Index + 9.500% 5/20/24 (c)(d)(e)(f)	1,654,946	1,654,946
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6918% 4/16/28 (b)(c)(d)	2,868,875	2,861,703
Victoria's Secret & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.838% 8/2/28 (b)(c)(d)	627,080	619,762
TOTAL TEXTILES/APPAREL		8,500,907
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (b)(c)(d)	2,500,000	2,035,000
Utilities - 1.4%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 1/20/31 (b)(c)(d)	6,478,756	6,469,362
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1048% 12/15/27 (b)(c)(d)	1,281,878	1,281,878
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8263% 8/7/29 (b)(c)(d)	1,802,889	1,802,330
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 6/23/28 (b)(c)(d)	537,080	529,024
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8302% 6/23/27 (b)(c)(d)	1,740,000	1,740,539
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 1/21/28 (b)(c)(d)	1,123,630	1,126,675
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)	1,226,144	321,421
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9369% 3/2/27 (b)(c)(d)	4,718,910	4,725,800
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 12/20/30 (b)(c)(d)	2,713,902	2,710,076
TOTAL UTILITIES		20,707,105
TOTAL BANK LOAN OBLIGATIONS (Cost $1,299,040,755)		1,253,579,209

Nonconvertible Bonds - 5.8%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	828,750	823,106
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	476,875	472,025
TOTAL AIR TRANSPORTATION		1,295,131
Automotive & Auto Parts - 0.9%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	1,205,000	1,221,422
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.27% 3/6/26 (b)(c)	1,650,000	1,699,899
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(i)	9,895,000	9,951,411
TOTAL AUTOMOTIVE & AUTO PARTS		12,872,732
Broadcasting - 0.4%
DISH Network Corp. 11.75% 11/15/27 (i)	3,570,000	3,644,724
Univision Communications, Inc.:
6.625% 6/1/27 (i)	1,205,000	1,178,532
8% 8/15/28 (i)	840,000	855,759
TOTAL BROADCASTING		5,679,015
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	1,365,000	1,459,036
SRS Distribution, Inc. 4.625% 7/1/28 (i)	160,000	161,170
TOTAL BUILDING MATERIALS		1,620,206
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	1,580,000	1,470,830
5.375% 6/1/29 (i)	3,160,000	2,892,815
TOTAL CABLE/SATELLITE TV		4,363,645
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	330,000	342,687
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	40,000	39,210
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	1,220,000	1,299,564
TOTAL CHEMICALS		1,338,774
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	2,945,000	2,664,383
Energy - 0.5%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	1,000,000	1,002,983
7% 6/15/25 (i)	1,050,000	1,048,691
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	3,160,000	3,042,576
6.75% 9/15/25 (i)	964,000	957,429
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	769,500	770,383
TOTAL ENERGY		6,822,062
Gaming - 0.9%
Affinity Interactive 6.875% 12/15/27 (i)	1,700,000	1,588,459
Caesars Entertainment, Inc. 7% 2/15/30 (i)	1,465,000	1,503,801
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	10,240,000	9,389,834
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (i)	80,000	82,398
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	240,000	234,734
4.25% 12/1/26 (i)	345,000	331,706
4.625% 12/1/29 (i)	200,000	189,145
TOTAL GAMING		13,320,077
Healthcare - 0.0%
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	495,000	497,216
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	2,400,000	2,010,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	2,545,000	2,638,474
TOTAL HOMEBUILDERS/REAL ESTATE		4,648,474
Leisure - 0.0%
Carnival Corp. 7.625% 3/1/26 (i)	620,000	627,291
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	90,000	94,490
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	895,000	773,120
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (i)	160,000	159,611
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	600,000	649,598
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	935,000	882,406
TOTAL SERVICES		1,532,004
Super Retail - 0.2%
EG Global Finance PLC 12% 11/30/28 (i)	2,380,000	2,529,790
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (i)	1,370,000	1,313,991
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	515,000	533,868
TOTAL TECHNOLOGY		1,847,859
Telecommunications - 1.5%
Altice Financing SA 5.75% 8/15/29 (i)	6,000,000	4,807,448
Altice France SA:
5.125% 1/15/29 (i)	855,000	585,713
5.125% 7/15/29 (i)	4,720,000	3,190,879
5.5% 10/15/29 (i)	1,630,000	1,106,335
Frontier Communications Holdings LLC 5% 5/1/28 (i)	1,160,000	1,076,727
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	4,905,000	4,557,087
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (i)	205,000	171,682
6.75% 10/15/27 (i)	1,455,000	1,365,544
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (i)	195,000	199,403
Windstream Escrow LLC 7.75% 8/15/28 (i)	5,100,000	4,720,410
TOTAL TELECOMMUNICATIONS		21,781,228
TOTAL NONCONVERTIBLE BONDS (Cost $88,451,359)		84,809,795

Common Stocks - 2.3%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)(j)	188,360	1,467,324
TNT Crane & Rigging LLC warrants 10/31/25 (f)(j)	9,492	95
TOTAL CAPITAL GOODS		1,467,419
Diversified Financial Services - 0.4%
ACNR Holdings, Inc. (f)	69,613	6,218,529
Carnelian Point Holdings LP warrants (f)(j)	5,132	14,985
Lime Tree Bay Ltd. (f)(j)	776	49,920
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,283,434
Electric Utilities No Longer Use - 0.0%
TexGen Power LLC (f)	85,051	86,648
Energy - 1.4%
California Resources Corp.	88,871	4,896,792
California Resources Corp. warrants 10/27/24 (j)	7,511	146,915
Chesapeake Energy Corp. (k)	109,641	9,739,410
Chesapeake Energy Corp. (l)	928	82,434
EP Energy Corp. (f)(j)	15,785	27,624
Exxon Mobil Corp.	40,902	4,754,448
TOTAL ENERGY		19,647,623
Entertainment/Film - 0.2%
New Cineworld Ltd. (f)	153,258	2,731,058
Restaurants - 0.1%
Old Claimco LLC (f)(j)	105,486	1,931,449
Telecommunications - 0.1%
GTT Communications, Inc. (f)(j)	35,300	1,476,599
TOTAL COMMON STOCKS (Cost $22,925,649)		33,624,230

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.5%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7379% (b)(c)(m)	490,000	495,545
6.25% (b)(m)	2,595,000	2,609,853
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.868% (b)(c)(m)	1,430,000	1,448,676
6.1% (b)(m)	1,130,000	1,164,728
9.348% (b)(c)(m)	1,370,000	1,392,902
TOTAL BANKS & THRIFTS		7,111,704
Energy - 0.5%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (b)(c)(m)	7,525,000	7,585,264
TOTAL PREFERRED SECURITIES (Cost $14,027,154)		14,696,968

Other - 1.9%
	Shares	Value ($)
Other - 1.9%
Fidelity Private Credit Co. LLC (l)(n) (Cost $26,901,354)	2,701,047	27,442,640

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o)	72,267,898	72,282,352
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	9,154,935	9,155,850
TOTAL MONEY MARKET FUNDS (Cost $81,434,668)		81,438,202

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,532,780,939)	1,495,591,044
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(26,087,249)
NET ASSETS - 100.0%	1,469,503,795

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $808,304 and $810,941, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,099,896 or 5.5% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,525,074 or 1.9% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788

Fidelity Private Credit Co. LLC	4/23/22 - 3/04/24	26,901,354

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	52,234,136	266,672,958	246,624,742	1,941,370	-	-	72,282,352	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	9,398,700	13,201,651	13,444,501	3,295	-	-	9,155,850	0.0%
Total	61,632,836	279,874,609	260,069,243	1,944,665	-	-	81,438,202

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	25,093,125	2,405,609	-	1,837,609	-	(56,094)	27,442,640
	25,093,125	2,405,609	-	1,837,609	-	(56,094)	27,442,640

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,731,058	-	-	2,731,058
Consumer Discretionary	1,931,449	-	-	1,931,449
Energy	19,647,623	19,619,999	-	27,624
Financials	6,283,434	-	-	6,283,434
Industrials	1,467,419	-	-	1,467,419
Information Technology	1,476,599	-	-	1,476,599
Utilities	86,648	-	-	86,648

Bank Loan Obligations	1,253,579,209	-	1,238,991,191	14,588,018

Corporate Bonds	84,809,795	-	84,809,795	-

Preferred Securities	14,696,968	-	14,696,968	-

Other	27,442,640	-	27,442,640	-

Money Market Funds	81,438,202	81,438,202	-	-
Total Investments in Securities:	1,495,591,044	101,058,201	1,365,940,594	28,592,249

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$17,599,452
Net Realized Gain (Loss) on Investment Securities	785,321
Net Unrealized Gain (Loss) on Investment Securities	(336,002)
Cost of Purchases	86,648
Proceeds of Sales	(4,131,188)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$14,004,231
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2024	$5,518,381
Bank Loan Obligations
Beginning Balance	$19,973,448
Net Realized Gain (Loss) on Investment Securities	157,983
Net Unrealized Gain (Loss) on Investment Securities	(201,669)
Cost of Purchases	4,231,754
Proceeds of Sales	(7,241,148)
Amortization/Accretion	50,183
Transfers into Level 3	828,768
Transfers out of Level 3	(3,211,301)
Ending Balance	$14,588,018
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2024	$(197,591)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,087,309) - See accompanying schedule:
Unaffiliated issuers (cost $1,424,444,917)	$1,386,710,202
Fidelity Central Funds (cost $81,434,668)	81,438,202
Other affiliated issuers (cost $26,901,354)	27,442,640

Total Investment in Securities (cost $1,532,780,939)		$1,495,591,044
Cash		3,803,495
Receivable for investments sold		6,835,957
Receivable for fund shares sold		1,040,613
Dividends receivable		7,789
Interest receivable		13,476,894
Distributions receivable from Fidelity Central Funds		325,466
Receivable from investment adviser for expense reductions		16,977
Total assets		1,521,098,235
Liabilities
Payable for investments purchased	$42,322,581
Payable for fund shares redeemed	98,223
Other payables and accrued expenses	17,786
Collateral on securities loaned	9,155,850
Total liabilities		51,594,440
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,469,503,795
Net Assets consist of:
Paid in capital		$1,623,505,628
Total accumulated earnings (loss)		(154,001,833)
Net Assets		$1,469,503,795
Net Asset Value, offering price and redemption price per share ($1,469,503,795 ÷ 14,891,951 shares)		$98.68
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends (including $1,837,609 earned from affiliated issuers)		$2,857,730
Interest		66,381,271
Income from Fidelity Central Funds (including $3,295 from security lending)		1,944,665
Payment from investment adviser		75,662
Total income		71,259,328
Expenses
Custodian fees and expenses	$1,910
Independent trustees' fees and expenses	3,739
Legal	69,551
Total expenses before reductions	75,200
Expense reductions	(2,169)
Total expenses after reductions		73,031
Net Investment income (loss)		71,186,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,467,402)
Total net realized gain (loss)		(1,467,402)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,960,146
Affiliated issuers	(56,094)
Commitments	(27,428)
Total change in net unrealized appreciation (depreciation)		11,876,624
Net gain (loss)		10,409,222
Net increase (decrease) in net assets resulting from operations		$81,595,519
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,186,297	$170,888,035
Net realized gain (loss)	(1,467,402)	(32,199,617)
Change in net unrealized appreciation (depreciation)	11,876,624	116,237,037
Net increase (decrease) in net assets resulting from operations	81,595,519	254,925,455
Distributions to shareholders	(71,895,690)	(171,040,104)

Affiliated share transactions
Proceeds from sales of shares	73,380,669	66,769,136
Reinvestment of distributions	71,878,787	171,038,902
Cost of shares redeemed	(159,599,102)	(1,390,873,549)

Net increase (decrease) in net assets resulting from share transactions	(14,339,646)	(1,153,065,511)
Total increase (decrease) in net assets	(4,639,817)	(1,069,180,160)

Net Assets
Beginning of period	1,474,143,612	2,543,323,772
End of period	$1,469,503,795	$1,474,143,612

Other Information
Shares
Sold	746,745	695,160
Issued in reinvestment of distributions	732,345	1,773,731
Redeemed	(1,627,536)	(14,420,965)
Net increase (decrease)	(148,446)	(11,952,074)

Financial Highlights
Fidelity® Floating Rate Central Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$98.01	$94.22	$100.91	$96.50	$101.38	$103.31
Income from Investment Operations
Net investment income (loss) A,B	4.772	8.494	4.767	4.112	4.985	6.104
Net realized and unrealized gain (loss)	.717	3.878	(6.696)	4.431	(4.687)	(1.943)
Total from investment operations	5.489	12.372	(1.929)	8.543	.298	4.161
Distributions from net investment income	(4.819)	(8.582)	(4.761)	(4.133)	(5.178)	(6.091)
Total distributions	(4.819)	(8.582)	(4.761)	(4.133)	(5.178)	(6.091)
Net asset value, end of period	$98.68	$98.01	$94.22	$100.91	$96.50	$101.38
Total Return C,D	5.73%	13.65%	(1.98)%	8.99%	.42%	4.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	-% H	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	.01 % G	-% H	-% H	-% H	-% H	-% H
Expenses net of all reductions	.01% G	-% H	-% H	-% H	-% H	-% H
Net investment income (loss)	9.72% G	8.78%	4.83%	4.14%	5.16%	6.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,469,504	$1,474,144	$2,543,324	$2,773,908	$1,906,015	$1,946,822
Portfolio turnover rate I	49 % G	24%	39%	41%	40%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC (formerly Fidelity Private Credit Central Fund LLC), which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2024 was 11.51%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$14,004,231	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	1.7 - 10.3 / 5.3	Increase
		Market approach	Transaction price	$2.92	Increase
		Discounted cash flow	Discount rate	12.3%	Decrease
		Recovery value	Recovery value	$1.02	Increase
		Black scholes	Discount rate	4.8%	Increase
			Term	1.5	Increase
			Volatility	40.0%	Increase
Bank Loan Obligations	$14,588,018	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	8.5	Increase
		Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	8.3% - 15.6% / 10.7%	Decrease
		Indicative market price	Evaluated bid	$85.00 - $97.00 / $90.50	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until January 31, 2025 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,740,382
Gross unrealized depreciation	(77,355,269)
Net unrealized appreciation (depreciation)	$(37,614,887)
Tax cost	$1,533,205,931

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,937,845)
Long-term	(103,043,405)
Total capital loss carryforward	$(112,981,250)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Floating Rate Central Fund	Fidelity Private Credit Company LLC	4,958,014
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Floating Rate Central Fund	343,799,241	385,716,774
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Floating Rate Central Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Floating Rate Central Fund	343	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,169.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® Floating Rate Central Fund	.0103%
Actual		$ 1,000	$ 1,057.30	$ .05
Hypothetical-B		$ 1,000	$ 1,024.95	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Floating Rate Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814673.119
FR1-SANN-0524
Fidelity® Real Estate Equity Central Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis, Inc.	14.7
Equinix, Inc.	9.4
CubeSmart	5.9
Ventas, Inc.	5.2
Digital Realty Trust, Inc.	4.6
Mid-America Apartment Communities, Inc.	4.4
Welltower, Inc.	4.2
Essex Property Trust, Inc.	3.8
Extra Space Storage, Inc.	3.7
SITE Centers Corp.	3.7
59.6

Market Sectors (% of Fund's net assets)

REITs - Warehouse/Industrial	21.2
REITs - Diversified	16.8
REITs - Apartments	13.9
REITs - Storage	9.6
REITs - Health Care	9.4

Asset Allocation (% of Fund's net assets)

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 98.2%
REITs - Apartments - 13.9%
Essex Property Trust, Inc.	156,919	38,415,340
Invitation Homes, Inc.	831,504	29,609,857
Mid-America Apartment Communities, Inc.	335,100	44,092,458
UDR, Inc.	708,382	26,500,571
		138,618,226
REITs - Diversified - 16.8%
Crown Castle, Inc.	95,600	10,117,348
Digital Realty Trust, Inc.	317,400	45,718,296
Equinix, Inc.	114,038	94,118,983
Lamar Advertising Co. Class A	151,559	18,097,660
		168,052,287
REITs - Health Care - 9.4%
Ventas, Inc.	1,177,294	51,259,381
Welltower, Inc.	450,666	42,110,231
		93,369,612
REITs - Health Care Facilities - 1.0%
Omega Healthcare Investors, Inc.	316,400	10,020,388
REITs - Hotels - 3.6%
Ryman Hospitality Properties, Inc.	310,000	35,839,100
REITs - Management/Investment - 2.7%
NNN (REIT), Inc.	637,000	27,225,380
REITs - Manufactured Homes - 3.8%
Equity Lifestyle Properties, Inc. (a)	507,300	32,670,120
Sun Communities, Inc.	41,400	5,323,212
		37,993,332
REITs - Office Property - 3.1%
Alexandria Real Estate Equities, Inc.	176,480	22,750,037
Douglas Emmett, Inc. (a)	590,200	8,186,074
		30,936,111
REITs - Regional Malls - 1.7%
Tanger, Inc.	584,900	17,272,097
REITs - Shopping Centers - 6.7%
Kite Realty Group Trust	383,300	8,309,944
SITE Centers Corp.	2,487,300	36,438,945
Urban Edge Properties	1,260,800	21,774,016
		66,522,905
REITs - Single Tenant - 4.7%
Four Corners Property Trust, Inc.	1,321,400	32,334,658
NETSTREIT Corp. (a)	783,589	14,394,530
		46,729,188
REITs - Storage - 9.6%
CubeSmart (a)	1,306,398	59,075,318
Extra Space Storage, Inc.	253,400	37,249,800
		96,325,118
REITs - Warehouse/Industrial - 21.2%
Americold Realty Trust	997,000	24,845,240
EastGroup Properties, Inc.	105,000	18,875,850
Prologis, Inc.	1,124,637	146,450,230
Terreno Realty Corp.	322,016	21,381,862
		211,553,182
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		980,456,926
Real Estate Management & Development - 0.8%
Real Estate Services - 0.8%
CBRE Group, Inc. (b)	84,600	8,226,504
TOTAL COMMON STOCKS (Cost $836,196,109)		988,683,430

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	4,059,408	4,060,220
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	16,431,513	16,433,156
TOTAL MONEY MARKET FUNDS (Cost $20,493,376)		20,493,376

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $856,689,485)	1,009,176,806
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(10,636,553)
NET ASSETS - 100.0%	998,540,253

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,033,543	175,561,864	176,535,187	147,942	-	-	4,060,220	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	37,321,650	68,555,947	89,444,441	17,966	-	-	16,433,156	0.1%
Total	42,355,193	244,117,811	265,979,628	165,908	-	-	20,493,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	988,683,430	988,683,430	-	-

Money Market Funds	20,493,376	20,493,376	-	-
Total Investments in Securities:	1,009,176,806	1,009,176,806	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,302,784) - See accompanying schedule:
Unaffiliated issuers (cost $836,196,109)	$988,683,430
Fidelity Central Funds (cost $20,493,376)	20,493,376

Total Investment in Securities (cost $856,689,485)		$1,009,176,806
Cash		1,636,168
Receivable for investments sold		2,035,618
Receivable for fund shares sold		19,021,793
Dividends receivable		3,970,519
Distributions receivable from Fidelity Central Funds		26,934
Total assets		1,035,867,838
Liabilities
Payable for investments purchased	$20,830,514
Payable for fund shares redeemed	56,983
Other payables and accrued expenses	6,932
Collateral on securities loaned	16,433,156
Total liabilities		37,327,585
Net Assets		$998,540,253
Net Assets consist of:
Paid in capital		$942,932,800
Total accumulated earnings (loss)		55,607,453
Net Assets		$998,540,253
Net Asset Value, offering price and redemption price per share ($998,540,253 ÷ 7,791,399 shares)		$128.16
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends		$15,334,720
Income from Fidelity Central Funds (including $17,966 from security lending)		165,908
Total income		15,500,628
Expenses
Custodian fees and expenses	$10,661
Independent trustees' fees and expenses	2,387
Interest	6,367
Total expenses		19,415
Net Investment income (loss)		15,481,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,212
Total net realized gain (loss)		19,212
Change in net unrealized appreciation (depreciation) on investment securities		129,024,760
Net gain (loss)		129,043,972
Net increase (decrease) in net assets resulting from operations		$144,525,185
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,481,213	$34,206,052
Net realized gain (loss)	19,212	(49,876,734)
Change in net unrealized appreciation (depreciation)	129,024,760	60,896,493
Net increase (decrease) in net assets resulting from operations	144,525,185	45,225,811
Distributions to shareholders	(14,677,954)	(29,797,466)

Affiliated share transactions
Proceeds from sales of shares	60,706,879	145,385,181
Reinvestment of distributions	14,677,954	29,797,466
Cost of shares redeemed	(132,593,561)	(238,163,802)

Net increase (decrease) in net assets resulting from share transactions	(57,208,728)	(62,981,155)
Total increase (decrease) in net assets	72,638,503	(47,552,810)

Net Assets
Beginning of period	925,901,750	973,454,560
End of period	$998,540,253	$925,901,750

Other Information
Shares
Sold	493,178	1,212,524
Issued in reinvestment of distributions	121,546	250,288
Redeemed	(1,086,872)	(1,957,115)
Net increase (decrease)	(472,148)	(494,303)

Financial Highlights
Fidelity® Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$112.05	$111.15	$141.00	$108.09	$124.43	$109.73
Income from Investment Operations
Net investment income (loss) A,B	1.97	4.22	3.36	3.33	3.43	3.92
Net realized and unrealized gain (loss)	16.01	.29	(30.20)	32.42	(16.47)	15.85
Total from investment operations	17.98	4.51	(26.84)	35.75	(13.04)	19.77
Distributions from net investment income	(1.87)	(3.61)	(3.01)	(2.84)	(3.30)	(3.16)
Distributions from net realized gain	-	-	-	-	-	(1.91)
Total distributions	(1.87)	(3.61)	(3.01)	(2.84)	(3.30)	(5.07)
Net asset value, end of period	$128.16	$112.05	$111.15	$141.00	$108.09	$124.43
Total Return C,D	16.15%	3.90%	(19.44)%	33.38%	(10.48)%	18.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	-% G	-% G	-% G	.01%
Expenses net of fee waivers, if any	-% G,H	-% G	-% G	-% G	-% G	.01%
Expenses net of all reductions	-% G,H	-% G	-% G	-% G	-% G	.01%
Net investment income (loss)	3.26% H	3.53%	2.36%	2.54%	3.05%	3.44%
Supplemental Data
Net assets, end of period (000 omitted)	$998,540	$925,902	$973,455	$1,632,601	$700,071	$453,902
Portfolio turnover rate I	35% H	44%	56%	28%	84% J	37%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$175,088,151
Gross unrealized depreciation	(28,032,997)
Net unrealized appreciation (depreciation)	$147,055,154
Tax cost	$862,121,652

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(67,254,687)
Long-term	(31,217,618)
Total capital loss carryforward	$(98,472,305)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Equity Central Fund	166,397,617	220,867,153

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Equity Central Fund	2,510

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Real Estate Equity Central Fund	Borrower	8,225,000	5.57%	6,367

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Real Estate Equity Central Fund	13,438,885	10,319,314	468,908

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Equity Central Fund	1,974	1	-
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® Real Estate Equity Central Fund	0.0041%
Actual		$ 1,000	$ 1,161.50	$ .02
Hypothetical-B		$ 1,000	$ 1,024.98	$ .02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Real Estate Equity Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.831586.117
ESCIP-SANN-0524
Fidelity® Emerging Markets Equity Central Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	9.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.8
Tencent Holdings Ltd. (China, Interactive Media & Services)	3.8
HDFC Bank Ltd. (India, Banks)	2.1
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.0
PDD Holdings, Inc. ADR (China, Broadline Retail)	1.7
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	1.5
Sea Ltd. ADR (Singapore, Entertainment)	1.3
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	1.3
30.2

Market Sectors (% of Fund's net assets)

Information Technology	23.4
Financials	21.9
Consumer Discretionary	14.9
Communication Services	8.4
Materials	7.4
Industrials	5.7
Consumer Staples	5.3
Energy	5.2
Health Care	3.0
Utilities	2.7
Real Estate	1.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
Brazil - 6.6%
Cury Construtora e Incorporado SA	278,700	1,131,416
Cyrela Brazil Realty SA	185,800	923,952
Dexco SA	2,623,228	4,017,026
ENGIE Brasil Energia SA	475,700	3,818,689
Equatorial Energia SA	1,036,528	6,727,279
Hapvida Participacoes e Investimentos SA (a)(b)	3,024,714	2,231,482
Hypera SA (a)	243,988	1,602,019
Localiza Rent a Car SA	1,008,467	10,995,060
LOG Commercial Properties e Participacoes SA	145,800	663,989
Lojas Renner SA	1,603,500	5,428,928
MercadoLibre, Inc. (a)	4,194	6,341,160
PagSeguro Digital Ltd. (a)	1,166,227	16,653,722
PRIO SA	774,600	7,527,841
Raia Drogasil SA	2,490,900	13,593,726
Rede D'Oregon Sao Luiz SA (b)	79,800	402,719
Rumo SA	2,261,200	10,036,252
StoneCo Ltd. Class A (a)	445,272	7,395,968
Suzano SA	743,400	9,483,621
Transmissora Alianca de Energia Eletrica SA	466,700	3,378,870
Vale SA sponsored ADR	1,474,715	17,976,776
XP, Inc. Class A	921,283	23,640,122
YDUQS Participacoes SA	828,100	2,990,258
TOTAL BRAZIL		156,960,875
Canada - 0.7%
Barrick Gold Corp.	1,045,500	17,397,120
Chile - 1.3%
Antofagasta PLC	662,550	17,046,829
Banco de Chile	113,393,500	12,615,095
TOTAL CHILE		29,661,924
China - 24.3%
Airtac International Group	204,000	7,143,683
Akeso, Inc. (a)(b)	313,770	1,870,495
Alibaba Group Holding Ltd.	5,446,582	49,261,979
Angelalign Technology, Inc. (b)	74,200	713,042
Anta Sports Products Ltd.	776,000	8,250,466
Baidu, Inc. Class A (a)	200,029	2,633,811
BeiGene Ltd. ADR (a)	17,345	2,712,585
Beijing Enlight Media Co. Ltd. (A Shares)	1,497,399	2,203,681
Bilibili, Inc. ADR (a)(c)	261,789	2,932,037
BYD Co. Ltd. (H Shares)	430,498	11,025,039
C&S Paper Co. Ltd. (A Shares)	2,112,800	2,460,113
China Communications Services Corp. Ltd. (H Shares)	7,754,000	3,616,697
China Construction Bank Corp. (H Shares)	51,789,000	31,259,276
China Gas Holdings Ltd.	3,541,200	3,194,836
China Jushi Co. Ltd. (A Shares)	6,243,104	9,273,832
China Life Insurance Co. Ltd. (H Shares)	9,809,000	11,770,198
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	463,700	603,822
China Overseas Land and Investment Ltd.	1,536,960	2,211,538
China Petroleum & Chemical Corp. (H Shares)	19,824,000	11,247,803
China Resources Beer Holdings Co. Ltd.	1,508,666	6,950,112
China Resources Land Ltd.	1,561,000	4,937,096
China Tower Corp. Ltd. (H Shares) (b)	11,911,037	1,369,890
ENN Energy Holdings Ltd.	740,200	5,703,742
ESR Group Ltd. (b)	727,400	778,023
Foxconn Industrial Internet Co. Ltd. (A Shares)	1,778,035	5,578,831
Fuyao Glass Industries Group Co. Ltd. (A Shares)	627,800	3,742,379
Guangdong Investment Ltd.	4,526,000	1,937,550
Haier Smart Home Co. Ltd.	3,432,400	10,682,998
Haier Smart Home Co. Ltd. (A Shares)	211,600	727,488
Haitian International Holdings Ltd.	1,759,000	5,113,764
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,312,000	2,595,364
Hygeia Healthcare Holdings Co. (b)	164,830	671,924
Innovent Biologics, Inc. (a)(b)	895,713	4,315,227
JD.com, Inc.:
Class A	836,570	11,477,334
sponsored ADR	7	192
Kanzhun Ltd. ADR	126,056	2,209,762
KE Holdings, Inc. ADR	237,700	3,263,621
Kuaishou Technology Class B (a)(b)	243,830	1,528,339
Kunlun Energy Co. Ltd.	5,524,000	4,609,569
Kweichow Moutai Co. Ltd. (A Shares)	53,300	12,507,089
Lenovo Group Ltd.	6,165,690	7,146,319
Li Auto, Inc.:
ADR (a)	331,876	10,049,205
Class A (a)	95,381	1,448,593
Li Ning Co. Ltd.	2,715,000	7,216,500
Medlive Technology Co. Ltd. (b)	1,191,165	1,149,244
Meituan Class B (a)(b)	2,437,783	30,097,992
NetEase, Inc. ADR	75,112	7,771,839
New Oriental Education & Technology Group, Inc. (a)	82,638	722,383
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	128,086	11,120,427
PDD Holdings, Inc. ADR (a)	336,561	39,125,216
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,473,500	23,243,191
Proya Cosmetics Co. Ltd. (A Shares)	568,988	7,525,299
Shangri-La Asia Ltd.	932,000	583,587
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,233,400	10,404,882
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	95,413	3,700,532
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares)	36,190	716,826
Sinopec Engineering Group Co. Ltd. (H Shares)	5,114,700	2,947,747
Sinopharm Group Co. Ltd. (H Shares)	844,109	2,162,750
Sinotruk Hong Kong Ltd.	1,686,000	4,140,992
TAL Education Group ADR (a)	156,400	1,775,140
Tencent Holdings Ltd.	2,322,679	90,485,558
Tongdao Liepin Group (a)	661,509	251,910
TravelSky Technology Ltd. (H Shares)	2,337,000	2,831,135
Trip.com Group Ltd. ADR (a)	334,532	14,682,609
Tsingtao Brewery Co. Ltd. (H Shares)	1,155,800	7,946,180
Uni-President China Holdings Ltd.	4,109,400	2,925,008
Vipshop Holdings Ltd. ADR	248,400	4,111,020
Wuxi Biologics (Cayman), Inc. (a)(b)	516,970	945,906
Xiaomi Corp. Class B (a)(b)	1,758,800	3,357,844
Xinyi Solar Holdings Ltd.	4,726,550	3,660,247
XPeng, Inc. ADR (a)(c)	113,076	868,424
Yifeng Pharmacy Chain Co. Ltd.	209,389	1,149,222
Zai Lab Ltd. (a)	287,773	467,204
Zai Lab Ltd. ADR (a)	14,440	231,329
ZTO Express, Inc. sponsored ADR	552,800	11,575,632
TOTAL CHINA		573,623,119
Greece - 0.7%
Alpha Bank SA (a)	5,704,401	10,035,054
Piraeus Financial Holdings SA (a)	1,643,683	6,870,060
TOTAL GREECE		16,905,114
Hong Kong - 0.9%
ASMPT Ltd.	560,407	7,046,803
Huanxi Media Group Ltd. (a)	9,169,702	679,636
Kerry Properties Ltd.	652,000	1,193,120
Prudential PLC	1,352,748	12,682,750
TOTAL HONG KONG		21,602,309
Hungary - 0.1%
Richter Gedeon PLC	114,528	2,908,069
India - 17.5%
Apollo Hospitals Enterprise Ltd.	58,856	4,488,894
Bajaj Auto Ltd.	72,420	7,948,805
Bajaj Finance Ltd.	243,448	21,162,629
Bharat Electronics Ltd.	4,890,500	11,823,290
Bharti Airtel Ltd.	1,580,779	23,301,919
Coal India Ltd.	2,271,700	11,831,799
Cyient Ltd.	27,598	661,035
Embassy Office Parks (REIT)	441,052	1,955,886
Glenmark Life Sciences Ltd.	12,340	114,987
HDFC Bank Ltd.	2,827,782	49,342,629
HDFC Standard Life Insurance Co. Ltd. (b)	2,091,628	15,894,184
Hero Motocorp Ltd.	153,200	8,680,053
Hindustan Aeronautics Ltd.	307,100	12,258,650
ICICI Bank Ltd.	1,365,600	18,015,598
Indraprastha Gas Ltd.	977,920	5,054,626
Infosys Ltd. sponsored ADR	446,850	8,012,021
ITC Ltd.	2,467,587	12,681,811
JK Cement Ltd.	298,898	14,617,840
Larsen & Toubro Ltd.	409,451	18,490,559
Mahanagar Gas Ltd.	316,001	5,171,646
MakeMyTrip Ltd. (a)	138,250	9,822,663
Mankind Pharma Ltd.	96,702	2,669,408
Max Healthcare Institute Ltd.	177,130	1,742,461
NTPC Ltd.	2,599,311	10,472,466
Persistent Systems Ltd.	39,066	1,867,619
Petronet LNG Ltd.	1,091,668	3,447,359
Power Grid Corp. of India Ltd.	3,155,741	10,484,177
Reliance Industries Ltd.	1,345,797	47,983,790
Shree Cement Ltd.	23,027	7,095,624
Sona Blw Precision Forgings Ltd. (b)	506,846	4,292,991
Star Health & Allied Insurance Co. Ltd. (a)	1,333,100	8,692,253
Sun Pharmaceutical Industries Ltd.	324,300	6,305,498
Tata Motors Ltd.	293,597	3,497,224
Tata Steel Ltd.	7,632,500	14,271,961
Torrent Pharmaceuticals Ltd.	120,172	3,749,617
Zomato Ltd. (a)	11,466,008	25,051,412
TOTAL INDIA		412,955,384
Indonesia - 2.7%
First Resources Ltd.	5,740,300	5,828,148
PT Bank Central Asia Tbk	36,610,824	23,236,365
PT Bank Rakyat Indonesia (Persero) Tbk	65,486,455	24,958,615
PT Sumber Alfaria Trijaya Tbk	39,627,700	7,264,496
PT Telkom Indonesia Persero Tbk	10,389,900	2,282,477
TOTAL INDONESIA		63,570,101
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	29,600	3,807,744
Korea (South) - 10.0%
AMOREPACIFIC Corp.	110,700	9,982,529
Binex Co. Ltd. (a)	26,822	309,412
Celltrion, Inc.	32,398	4,601,298
Coway Co. Ltd.	110,070	4,578,585
Delivery Hero AG (a)(b)	79,785	2,282,253
Hanmi Semiconductor Co. Ltd.	33,990	3,375,646
HLB, Inc.	36,950	2,887,383
HPSP Co. Ltd.	40,500	1,597,437
Hyundai Motor Co. Ltd.	26,721	4,624,693
Isupetasys Co. Ltd. (a)	68,860	2,163,623
Kakao Corp.	115,039	4,588,742
Kakao Pay Corp. (a)	45,662	1,305,840
Kia Corp.	145,434	11,904,792
LG Corp.	105,552	6,860,390
LS Electric Co. Ltd.	39,300	2,854,997
NAVER Corp.	96,439	13,424,452
Samsung Biologics Co. Ltd. (a)(b)	11,206	6,917,130
Samsung Electronics Co. Ltd.	1,855,934	113,596,257
Samsung SDI Co. Ltd.	5,580	1,952,223
SK Hynix, Inc.	263,085	35,761,972
TOTAL KOREA (SOUTH)		235,569,654
Mauritius - 0.0%
Jumo World Holding Ltd. (d)(e)	161,297	267,753
Jumo World Ltd. (a)(e)	161	0
TOTAL MAURITIUS		267,753
Mexico - 2.5%
CEMEX S.A.B. de CV sponsored ADR (a)	1,014,400	9,139,744
Corporacion Inmobiliaria Vesta S.A.B. de CV (c)	769,600	3,013,358
Fibra Uno Administracion SA de CV	1,077,800	1,796,165
Gruma S.A.B. de CV Series B	37,000	693,836
Grupo Financiero Banorte S.A.B. de CV Series O	2,970,532	31,622,825
Wal-Mart de Mexico SA de CV Series V	2,993,800	12,107,077
TOTAL MEXICO		58,373,005
Netherlands - 0.1%
CTP BV (b)	90,385	1,611,493
Panama - 0.3%
Copa Holdings SA Class A	71,970	7,496,395
Peru - 0.6%
Credicorp Ltd. (United States)	76,909	13,030,692
Philippines - 0.4%
Ayala Land, Inc.	6,376,700	3,661,312
SM Investments Corp.	242,000	4,187,865
SM Prime Holdings, Inc.	2,124,500	1,236,846
TOTAL PHILIPPINES		9,086,023
Poland - 0.3%
CD Projekt SA (c)	114,724	3,373,302
Dino Polska SA (a)(b)	47,900	4,671,084
TOTAL POLAND		8,044,386
Romania - 0.1%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	46,500	1,353,491
Russia - 0.3%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	365,722	135,072
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	782,800	388,269
LSR Group OJSC (a)(e)	6,300	6,378
LUKOIL PJSC sponsored ADR (a)(e)	176,600	2,931,560
Novatek PJSC GDR (Reg. S) (a)(e)	46,200	2,587,200
Sberbank of Russia (a)(e)	794,750	4,917
Sberbank of Russia sponsored ADR (a)(e)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (a)(e)	433,400	10,233
Yandex NV Series A (a)(e)	120,548	1,359,781
TOTAL RUSSIA		7,449,558
Saudi Arabia - 3.7%
Al Rajhi Bank	914,415	20,260,465
Alinma Bank	1,454,700	16,988,404
Bupa Arabia for Cooperative Insurance Co.	186,450	13,114,213
Dr Sulaiman Al Habib Medical Services Group Co.	27,182	2,272,807
Sabic Agriculture-Nutrients Co.	126,100	4,122,025
Saudi Arabian Oil Co. (b)	500,000	4,099,399
The Saudi National Bank	2,515,993	27,369,990
TOTAL SAUDI ARABIA		88,227,303
Singapore - 1.3%
Sea Ltd. ADR (a)	590,306	31,705,335
South Africa - 3.2%
Capitec Bank Holdings Ltd.	181,099	20,099,371
Discovery Ltd.	1,537,900	9,824,311
Gold Fields Ltd.	543,600	8,746,754
Impala Platinum Holdings Ltd.	1,869,600	7,746,857
Naspers Ltd. Class N	90,587	16,106,717
Pick 'n Pay Stores Ltd. (c)	2,331,408	2,306,289
Shoprite Holdings Ltd. (c)	783,341	10,264,538
TOTAL SOUTH AFRICA		75,094,837
Taiwan - 16.3%
Accton Technology Corp.	96,000	1,389,717
Alchip Technologies Ltd.	145,898	15,235,960
ASE Technology Holding Co. Ltd.	1,267,000	6,377,882
Asia Vital Components Co. Ltd.	333,006	5,684,846
AURAS Technology Co. Ltd.	172,000	3,705,286
BizLink Holding, Inc.	505,390	4,092,611
Chailease Holding Co. Ltd.	3,203,658	17,228,545
Chroma ATE, Inc.	201,000	1,602,545
Delta Electronics, Inc.	799,000	8,518,736
eMemory Technology, Inc.	90,102	7,014,679
Formosa Plastics Corp.	2,749,000	5,921,994
Gigabyte Technology Co. Ltd.	457,013	4,515,332
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,669,000	7,827,474
King Yuan Electronics Co. Ltd.	1,836,763	6,058,702
Lite-On Technology Corp.	191,033	603,259
M31 Technology Corp.	54,000	2,380,603
MediaTek, Inc.	227,000	8,481,404
Quanta Computer, Inc.	1,974,000	18,114,622
Taiwan Semiconductor Manufacturing Co. Ltd.	9,360,858	227,995,938
Uni-President Enterprises Corp.	4,036,000	9,779,730
Unimicron Technology Corp.	763,559	4,559,844
Wistron Corp.	1,419,842	5,549,119
Wiwynn Corp.	167,000	11,852,674
TOTAL TAIWAN		384,491,502
Tanzania - 0.0%
Helios Towers PLC (a)	906,200	1,085,171
Thailand - 0.4%
PTT Global Chemical PCL (For. Reg.)	7,628,200	8,024,495
Supalai PCL (For. Reg.)	1,758,200	1,010,599
TOTAL THAILAND		9,035,094
United Arab Emirates - 0.2%
Emaar Properties PJSC	1,756,978	3,908,808
United States of America - 1.8%
FirstCash Holdings, Inc.	126,472	16,130,239
Legend Biotech Corp. ADR (a)	118,803	6,663,660
Parade Technologies Ltd.	67,061	1,958,353
Tenaris SA sponsored ADR	170,300	6,687,681
Titan Cement International Trading SA	425,630	12,173,071
TOTAL UNITED STATES OF AMERICA		43,613,004
TOTAL COMMON STOCKS (Cost $1,912,694,117)		2,278,835,263

Preferred Stocks - 2.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	30,246	6,970,796
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	52,588	287,656
		7,258,452
India - 0.1%
Meesho Series F (a)(d)(e)	33,863	1,772,389
TOTAL CONVERTIBLE PREFERRED STOCKS		9,030,841
Nonconvertible Preferred Stocks - 2.3%
Brazil - 1.7%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	620,800	3,072,281
Metalurgica Gerdau SA (PN)	4,773,300	9,793,581
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	956,300	14,248,870
sponsored ADR	802,700	12,209,067
		39,323,799
Korea (South) - 0.6%
Hyundai Motor Co. Ltd. Series 2	83,480	9,524,626
Samsung Electronics Co. Ltd.	88,465	4,468,427
		13,993,053
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	44,950	504,339
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,821,191
TOTAL PREFERRED STOCKS (Cost $43,430,928)		62,852,032

Corporate Bonds - 0.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.1%
Brazil - 0.1%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e)	2,066,600	1,997,575
Nonconvertible Bonds - 0.0%
China - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	601,592	602,374
TOTAL CORPORATE BONDS (Cost $2,668,192)		2,599,949

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	18,842,788	18,846,557
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	11,507,589	11,508,740
TOTAL MONEY MARKET FUNDS (Cost $30,354,913)		30,355,297

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,989,148,150)	2,374,642,541
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(13,037,654)
NET ASSETS - 100.0%	2,361,604,887

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,796,025 or 3.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,402,882 or 0.5% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	601,592

ByteDance Ltd. Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	2,066,600

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915

Gupshup, Inc.	6/08/21	1,027,791

Jumo World Holding Ltd.	9/06/23	161,297

Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	22,507,677	263,439,611	267,100,732	813,946	-	1	18,846,557	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,701,650	126,673,936	125,866,846	110,282	-	-	11,508,740	0.0%
Total	33,209,327	390,113,547	392,967,578	924,228	-	1	30,355,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	200,158,438	186,911,573	4,916,288	8,330,577
Consumer Discretionary	346,703,023	240,857,990	104,072,644	1,772,389
Consumer Staples	130,771,359	130,636,287	-	135,072
Energy	125,190,638	119,283,609	-	5,907,029
Financials	508,549,166	410,778,870	97,471,478	298,818
Health Care	72,406,928	71,652,068	467,204	287,656
Industrials	134,039,466	134,039,466	-	-
Information Technology	550,177,618	549,673,279	-	504,339
Materials	176,859,383	160,355,539	16,493,611	10,233
Real Estate	31,852,054	31,845,676	-	6,378
Utilities	64,979,222	64,979,222	-	-

Corporate Bonds	2,599,949	-	-	2,599,949

Money Market Funds	30,355,297	30,355,297	-	-
Total Investments in Securities:	2,374,642,541	2,131,368,876	223,421,225	19,852,440

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,304,694
Net Realized Gain (Loss) on Investment Securities	(19,782,697)
Net Unrealized Gain (Loss) on Investment Securities	30,320,232
Cost of Purchases	-
Proceeds of Sales	(19,989,789)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$19,852,440
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2024	$15,638,588

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,979,492) - See accompanying schedule:
Unaffiliated issuers (cost $1,958,793,237)	$2,344,287,244
Fidelity Central Funds (cost $30,354,913)	30,355,297

Total Investment in Securities (cost $1,989,148,150)		$2,374,642,541
Foreign currency held at value (cost $11,342,291)		11,341,427
Receivable for investments sold		13,381,488
Receivable for fund shares sold		187,129
Dividends receivable		6,230,487
Interest receivable		83,207
Distributions receivable from Fidelity Central Funds		82,264
Other receivables		435,248
Total assets		2,406,383,791
Liabilities
Payable to custodian bank	$3,703,698
Payable for investments purchased	12,489,312
Payable for fund shares redeemed	707,747
Deferred taxes	16,080,499
Other payables and accrued expenses	288,908
Collateral on securities loaned	11,508,740
Total liabilities		44,778,904
Net Assets		$2,361,604,887
Net Assets consist of:
Paid in capital		$2,238,119,985
Total accumulated earnings (loss)		123,484,902
Net Assets		$2,361,604,887
Net Asset Value, offering price and redemption price per share ($2,361,604,887 ÷ 11,281,480 shares)		$209.33
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends		$20,830,072
Interest		71,842
Income from Fidelity Central Funds (including $110,282 from security lending)		924,228
Income before foreign taxes withheld		$21,826,142
Less foreign taxes withheld		(2,545,510)
Total income		19,280,632
Expenses
Custodian fees and expenses	$252,345
Independent trustees' fees and expenses	5,617
Total expenses		257,962
Net Investment income (loss)		19,022,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,967,917)	(44,403,514)
Foreign currency transactions	(5,735,903)
Total net realized gain (loss)		(50,139,417)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $7,017,825)	292,736,816
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	3,544,192
Total change in net unrealized appreciation (depreciation)		296,281,009
Net gain (loss)		246,141,592
Net increase (decrease) in net assets resulting from operations		$265,164,262
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,022,670	$60,922,816
Net realized gain (loss)	(50,139,417)	(104,922,878)
Change in net unrealized appreciation (depreciation)	296,281,009	299,723,645
Net increase (decrease) in net assets resulting from operations	265,164,262	255,723,583
Distributions to shareholders	(20,486,280)	(66,650,856)

Affiliated share transactions
Proceeds from sales of shares	45,852,884	527,724,240
Reinvestment of distributions	20,486,280	66,650,856
Cost of shares redeemed	(104,954,294)	(399,969,764)

Net increase (decrease) in net assets resulting from share transactions	(38,615,130)	194,405,332
Total increase (decrease) in net assets	206,062,852	383,478,059

Net Assets
Beginning of period	2,155,542,035	1,772,063,976
End of period	$2,361,604,887	$2,155,542,035

Other Information
Shares
Sold	232,072	2,759,066
Issued in reinvestment of distributions	106,367	350,181
Redeemed	(534,566)	(2,152,238)
Net increase (decrease)	(196,127)	957,009

Financial Highlights
Fidelity® Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$187.80	$168.44	$277.72	$237.14	$210.61	$220.61
Income from Investment Operations
Net investment income (loss) A,B	1.67	5.48	5.84	5.06	3.85	7.79 C
Net realized and unrealized gain (loss)	21.67	19.98	(90.17)	40.55	28.57	1.52
Total from investment operations	23.34	25.46	(84.33)	45.61	32.42	9.31
Distributions from net investment income	(1.81)	(6.10)	(6.45)	(5.03)	(5.52)	(4.54)
Distributions from net realized gain	-	-	(18.50)	-	(.37)	(14.76)
Total distributions	(1.81)	(6.10)	(24.95)	(5.03)	(5.89)	(19.31) D
Net asset value, end of period	$209.33	$187.80	$168.44	$277.72	$237.14	$210.61
Total Return E,F	12.51%	15.11%	(32.96)%	19.17%	15.71%	5.22%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.02% I	.02%	.02%	.03%	.05%	.06%
Expenses net of fee waivers, if any	.02 % I	.02%	.02%	.03%	.05%	.06%
Expenses net of all reductions	.02% I	.02%	.02%	.03%	.05%	.06%
Net investment income (loss)	1.70% I	2.88%	2.68%	1.74%	1.76%	3.73% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,361,605	$2,155,542	$1,772,064	$1,902,714	$1,986,807	$1,779,865
Portfolio turnover rate J	45 % I	50%	58%	68%	50%	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $2.72 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.43%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$602,991,923
Gross unrealized depreciation	(248,940,100)
Net unrealized appreciation (depreciation)	$354,051,823
Tax cost	$2,020,590,718

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(111,952,107)
Long-term	(61,707,800)
Total capital loss carryforward	$(173,659,907)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	502,385,381	541,545,073
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Equity Central Fund	1,436

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Emerging Markets Equity Central Fund	2,501,753	4,509,982	119,340

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Equity Central Fund	11,604	-	-
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® Emerging Markets Equity Central Fund	.023%
Actual		$ 1,000	$ 1,125.10	$ .12
Hypothetical-B		$ 1,000	$ 1,024.89	$ .12

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Emerging Markets Equity Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.50% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.876936.115
EMQ-SANN-0524
Fidelity® International Equity Central Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.9
SAP SE (Germany, Software)	1.7
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.6
Shin-Etsu Chemical Co. Ltd. (Japan, Chemicals)	1.4
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.3
UniCredit SpA (Italy, Banks)	1.3
Sony Group Corp. (Japan, Household Durables)	1.3
18.5

Market Sectors (% of Fund's net assets)

Financials	21.0
Industrials	18.7
Information Technology	13.9
Health Care	13.2
Consumer Discretionary	11.1
Materials	7.0
Consumer Staples	6.0
Energy	3.7
Communication Services	2.4
Real Estate	1.0
Utilities	1.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Australia - 1.9%
Arena (REIT) unit	1,766,717	4,573,742
BHP Group Ltd.	164,620	4,763,101
Commonwealth Bank of Australia	101,617	7,974,263
Goodman Group unit	162,458	3,581,793
Macquarie Group Ltd.	117,191	15,261,124
QBE Insurance Group Ltd.	1,016,443	12,016,972
Rio Tinto Ltd. (a)	53,481	4,246,375
Rio Tinto PLC	381,100	24,089,284
Treasury Wine Estates Ltd.	650,661	5,282,486
Westpac Banking Corp.	882,461	15,019,319
Woodside Energy Group Ltd.	384,155	7,662,411
TOTAL AUSTRALIA		104,470,870
Belgium - 1.0%
Azelis Group NV	301,649	6,377,616
KBC Group NV	389,462	29,179,091
UCB SA	142,300	17,569,240
Warehouses de Pauw	50,897	1,453,463
TOTAL BELGIUM		54,579,410
Brazil - 0.1%
Wheaton Precious Metals Corp.	172,000	8,101,587
Canada - 6.5%
Africa Oil Corp.	3,117,146	5,431,129
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	624,400	35,638,512
Athabasca Oil Corp. (b)	1,468,748	5,671,135
Boardwalk (REIT)	36,700	2,115,567
Cameco Corp.	94,267	4,081,076
Canadian Natural Resources Ltd.	175,827	13,413,218
Canadian Pacific Kansas City Ltd.	376,900	33,232,312
CGI, Inc. Class A (sub. vtg.) (b)	45,000	4,964,784
Chemtrade Logistics Income Fund (a)	1,516,900	9,507,922
Constellation Software, Inc.	21,400	58,456,995
Constellation Software, Inc. warrants 8/22/28 (b)(c)	24,200	2
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,100	13,043,344
Franco-Nevada Corp.	49,600	5,910,255
Imperial Oil Ltd.	279,742	19,295,899
Intact Financial Corp.	60,800	9,877,026
Ivanhoe Mines Ltd. (b)	1,013,300	12,089,279
Lumine Group, Inc. (b)	103,806	2,744,402
MEG Energy Corp. (b)	429,602	9,863,878
Methanex Corp.	98,100	4,372,312
Nutrien Ltd.	101,400	5,509,063
Onex Corp. (sub. vtg.)	108,000	8,090,631
Quebecor, Inc. Class B (sub. vtg.)	133,200	2,919,681
Royal Bank of Canada	348,400	35,140,944
Shopify, Inc. Class A (b)	180,610	13,937,674
Stelco Holdings, Inc. (a)	96,900	3,195,661
Stella-Jones, Inc.	164,700	9,605,980
Teck Resources Ltd. Class B (sub. vtg.)	155,500	7,117,756
TMX Group Ltd.	821,100	21,659,581
TOTAL CANADA		356,886,018
Chile - 0.2%
Antofagasta PLC	250,100	6,434,853
Lundin Mining Corp.	435,300	4,454,233
TOTAL CHILE		10,889,086
China - 0.2%
ESR Group Ltd. (d)	407,000	435,325
NXP Semiconductors NV	10,300	2,552,031
Prosus NV	270,842	8,480,605
TOTAL CHINA		11,467,961
Denmark - 4.2%
Carlsberg A/S Series B	147,400	20,192,875
DSV A/S	228,200	37,046,098
Novo Nordisk A/S Series B	1,247,800	160,116,300
Novonesis (NOVOZYMES) B Series B	98,200	5,757,247
Pandora A/S	53,500	8,627,159
TOTAL DENMARK		231,739,679
Finland - 1.1%
Elisa Corp. (A Shares)	105,030	4,687,173
Nordea Bank Abp	3,113,800	34,765,480
Sampo Oyj (A Shares)	433,600	18,491,550
TOTAL FINLAND		57,944,203
France - 11.7%
Accor SA	432,700	20,220,731
Air Liquide SA	316,660	65,905,128
Airbus Group NV	220,800	40,692,803
ALTEN	164,500	24,002,952
Antin Infrastructure Partners SA	67,800	983,447
ARGAN SA	10,816	979,379
ARGAN SA rights (b)(e)	10,816	36,770
AXA SA	386,400	14,516,939
BNP Paribas SA	309,800	22,064,357
Capgemini SA	244,100	56,192,803
Danone SA	118,900	7,689,122
Edenred SA	164,000	8,754,272
Engie SA	132,530	2,221,675
EssilorLuxottica SA	242,778	54,945,207
Hermes International SCA	6,700	17,108,487
Interparfums SA	40,400	2,276,009
L'Oreal SA	128,100	60,687,022
LVMH Moet Hennessy Louis Vuitton SE	120,816	108,750,150
Pernod Ricard SA	60,700	9,823,296
Safran SA	260,400	58,995,100
TotalEnergies SE	863,647	59,431,781
Veolia Environnement SA	141,190	4,594,875
TOTAL FRANCE		640,872,305
Germany - 9.2%
Allianz SE	143,100	42,905,447
Deutsche Borse AG	179,400	36,752,938
Deutsche Telekom AG	653,900	15,878,986
DHL Group	585,831	25,236,582
E.ON SE	379,880	5,282,663
Fresenius SE & Co. KGaA	422,000	11,386,088
Hannover Reuck SE	160,700	44,000,580
Infineon Technologies AG	646,300	21,985,929
LEG Immobilien AG	45,200	3,882,080
Mercedes-Benz Group AG (Germany)	223,600	17,813,421
Merck KGaA	204,743	36,116,846
MTU Aero Engines AG	64,000	16,245,734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,360	5,545,325
Rheinmetall AG	58,428	32,853,436
RWE AG	127,920	4,343,294
SAP SE	493,559	96,140,947
Siemens AG	220,150	42,050,779
Siemens Healthineers AG (d)	719,000	44,013,628
TOTAL GERMANY		502,434,703
Hong Kong - 0.7%
AIA Group Ltd.	3,031,400	20,394,845
CK Asset Holdings Ltd.	1,865,088	7,674,475
Prudential PLC	1,284,160	12,039,701
TOTAL HONG KONG		40,109,021
Hungary - 0.2%
Richter Gedeon PLC	469,200	11,913,822
India - 0.4%
HDFC Bank Ltd.	1,140,800	19,906,086
Indonesia - 0.4%
PT Bank Central Asia Tbk	35,350,300	22,436,328
Ireland - 1.1%
AIB Group PLC	3,339,600	16,954,455
Bank of Ireland Group PLC	1,499,400	15,307,162
Kingspan Group PLC (Ireland)	322,300	29,378,759
TOTAL IRELAND		61,640,376
Israel - 0.1%
Wix.com Ltd. (b)	28,300	3,890,684
Italy - 4.0%
Coca-Cola HBC AG	276,700	8,739,322
Davide Campari Milano NV	881,700	8,862,967
Enel SpA	782,126	5,165,118
Ferrari NV (Italy)	29,600	12,906,103
FinecoBank SpA	1,306,000	19,570,914
GVS SpA (b)(d)	115,000	750,888
Industrie de Nora SpA	116,500	1,648,355
Intercos SpA	158,900	2,301,434
Prada SpA	1,237,100	9,801,441
Prysmian SpA	547,300	28,582,692
Recordati SpA	862,000	47,669,264
UniCredit SpA	1,881,500	71,484,551
TOTAL ITALY		217,483,049
Japan - 16.8%
Ajinomoto Co., Inc. (a)	316,300	11,828,987
BayCurrent Consulting, Inc.	189,700	3,727,067
Capcom Co. Ltd.	1,129,420	20,857,834
Daiichi Sankyo Kabushiki Kaisha	708,000	22,347,061
DENSO Corp.	1,706,500	32,507,447
Disco Corp.	23,300	8,804,566
Fast Retailing Co. Ltd.	54,300	16,913,027
Fuji Electric Co. Ltd.	35,800	2,424,593
FUJIFILM Holdings Corp.	1,806,000	40,214,213
Fujitsu Ltd.	439,000	7,222,637
Hitachi Ltd.	617,600	56,742,727
Hoya Corp.	363,600	45,022,062
Hulic Co. Ltd.	228,100	2,368,490
Itochu Corp.	667,600	28,522,261
JTOWER, Inc. (b)	164,353	4,305,789
Kansai Electric Power Co., Inc.	319,190	4,628,250
Katitas Co. Ltd.	125,400	1,656,312
KDDI Corp.	250,300	7,412,499
Keyence Corp.	25,400	11,670,792
Kobe Bussan Co. Ltd. (a)	147,700	3,646,998
LY Corp.	1,529,370	3,916,772
Minebea Mitsumi, Inc.	889,000	17,334,164
Mitsubishi Electric Corp.	1,139,200	18,908,259
Mitsubishi Heavy Industries Ltd.	3,294,000	31,526,374
Mitsui Fudosan Logistics Park, Inc.	983	2,929,287
Mizuho Financial Group, Inc.	1,254,300	25,244,295
Nomura Real Estate Holdings, Inc.	134,500	3,910,271
Nomura Research Institute Ltd.	120,400	3,375,448
NSD Co. Ltd.	101,100	1,987,998
ORIX Corp.	572,800	12,485,825
Pan Pacific International Holdings Ltd.	233,900	6,248,358
Persol Holdings Co. Ltd.	4,157,320	5,864,666
Relo Group, Inc.	159,500	1,312,612
Renesas Electronics Corp.	2,236,400	39,461,536
Rohto Pharmaceutical Co. Ltd.	17,200	337,193
Shin-Etsu Chemical Co. Ltd.	1,804,100	78,484,221
SoftBank Group Corp.	247,876	14,678,151
Sompo Holdings, Inc.	364,800	7,689,134
Sony Group Corp.	800,700	68,697,938
Sumitomo Mitsui Financial Group, Inc.	428,000	25,194,437
Suzuki Motor Corp.	2,368,800	27,210,405
Terumo Corp.	785,000	14,154,845
TIS, Inc.	403,000	8,757,917
Tokio Marine Holdings, Inc.	1,949,000	60,564,584
Tokyo Electron Ltd.	228,900	59,847,190
Tosei Corp.	115,800	1,893,720
Toyota Motor Corp.	1,759,400	44,082,360
TOTAL JAPAN		918,921,572
Korea (South) - 0.0%
JYP Entertainment Corp.	38,060	2,038,348
Luxembourg - 0.1%
L'Occitane Ltd.	1,103,750	4,464,141
Netherlands - 6.7%
Argenx SE ADR (b)	20,900	8,228,748
ASM International NV (Netherlands)	45,476	27,774,357
ASML Holding NV (Netherlands)	176,008	170,696,302
BE Semiconductor Industries NV	18,900	2,894,451
Heineken NV (Bearer)	115,500	11,139,211
IMCD NV	171,300	30,199,417
OCI NV	124,200	3,403,348
Shell PLC (London)	1,413,261	46,880,150
Topicus.Com, Inc.	26,781	2,399,119
Universal Music Group NV	245,240	7,372,281
Wolters Kluwer NV	344,973	54,059,718
TOTAL NETHERLANDS		365,047,102
Norway - 0.2%
Equinor ASA	193,677	5,206,738
Norsk Hydro ASA	654,000	3,603,259
TOTAL NORWAY		8,809,997
Portugal - 0.1%
Galp Energia SGPS SA Class B	471,873	7,804,074
Singapore - 0.4%
Parkway Life REIT	856,848	2,222,528
Sea Ltd. ADR (b)	144,810	7,777,745
United Overseas Bank Ltd.	473,405	10,298,706
Wing Tai Holdings Ltd.	1,486,400	1,553,210
TOTAL SINGAPORE		21,852,189
South Africa - 0.1%
Anglo American PLC (United Kingdom)	273,100	6,728,357
Spain - 2.2%
Banco Santander SA (Spain)	5,321,900	26,004,096
CaixaBank SA (a)	10,939,100	53,044,464
Cellnex Telecom SA (d)	313,301	11,087,039
EDP Renovaveis SA	156,880	2,124,028
Iberdrola SA	955,641	11,873,802
Industria de Diseno Textil SA	289,200	14,568,440
TOTAL SPAIN		118,701,869
Sweden - 2.1%
AddTech AB (B Shares)	591,927	13,517,087
Atlas Copco AB (A Shares)	1,812,500	30,690,071
Autoliv, Inc.	60,000	7,225,800
Evolution AB (d)	75,600	9,422,162
Haypp Group (b)	353,000	2,797,218
Hemnet Group AB	121,660	3,735,408
Indutrade AB	964,189	26,361,950
JM AB (B Shares)	124,109	2,545,826
Kry International AB (b)(c)(f)	527	20,913
Sandvik AB	811,700	18,067,211
Swedish Logistic Property AB (b)	385,517	1,171,762
TOTAL SWEDEN		115,555,408
Switzerland - 3.8%
Alcon, Inc. (Switzerland)	280,920	23,296,489
Compagnie Financiere Richemont SA Series A	314,330	47,885,586
Galderma Group AG	411,864	28,950,440
Partners Group Holding AG	23,160	33,098,563
Sika AG	144,564	43,084,483
UBS Group AG	920,860	28,343,585
Ypsomed Holding AG	8,120	3,248,000
TOTAL SWITZERLAND		207,907,146
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	859,000	20,922,069
Tanzania - 0.0%
Helios Towers PLC (b)	955,810	1,144,578
United Kingdom - 14.5%
3i Group PLC	1,610,732	57,098,815
AstraZeneca PLC (United Kingdom)	784,600	105,381,113
B&M European Value Retail SA	938,376	6,462,762
BAE Systems PLC	2,196,700	37,434,791
Beazley PLC	693,341	5,822,409
Big Yellow Group PLC	76,177	1,022,759
Compass Group PLC	2,438,845	71,520,793
Cranswick PLC	113,618	5,872,389
Deliveroo PLC Class A (b)(d)	4,623,000	6,901,069
Diageo PLC	1,799,034	66,552,428
Diploma PLC	183,468	8,616,769
Flutter Entertainment PLC (b)	35,141	7,001,708
Games Workshop Group PLC	24,691	3,128,096
Grainger Trust PLC	495,411	1,611,596
Halma PLC	624,600	18,663,428
Hiscox Ltd.	1,034,537	16,187,338
Indivior PLC (b)	558,233	11,932,643
Informa PLC	543,170	5,697,037
InterContinental Hotel Group PLC	179,630	18,661,256
JD Sports Fashion PLC	3,844,700	6,525,180
Jet2 PLC	766,200	13,941,681
John Wood Group PLC (b)	11,036,700	18,424,971
Lancashire Holdings Ltd.	1,380,700	10,784,443
Lloyds Banking Group PLC	35,325,200	23,097,074
London Stock Exchange Group PLC	562,270	67,261,920
National Grid PLC	792,580	10,676,693
Ocado Group PLC (b)	300	1,723
RELX PLC (London Stock Exchange)	1,982,315	85,467,895
Rightmove PLC	429,420	2,978,082
Rolls-Royce Holdings PLC (b)	6,386,600	34,354,080
RS GROUP PLC	2,146,077	19,681,942
Sage Group PLC	1,817,900	29,029,521
SSE PLC	322,170	6,715,006
Supreme PLC	1,462,500	2,306,820
Unilever PLC (Netherlands)	145,154	7,287,705
Zegona Communications PLC (b)	932,400	2,659,001
TOTAL UNITED KINGDOM		796,762,936
United States of America - 8.5%
Airbnb, Inc. Class A (b)	12,400	2,045,504
Brookfield Renewable Corp.	57,280	1,405,675
CBRE Group, Inc. (b)	212,261	20,640,260
CDW Corp.	80,400	20,564,712
Experian PLC	626,200	27,278,896
Ferguson PLC	170,000	37,164,637
GFL Environmental, Inc.	111,470	3,844,049
GSK PLC	999,800	21,461,002
ICON PLC (b)	82,000	27,547,900
Linde PLC	132,012	61,295,812
Marsh & McLennan Companies, Inc.	219,900	45,295,002
Micron Technology, Inc.	68,300	8,051,887
Nestle SA (Reg. S)	536,978	57,091,873
NextEra Energy, Inc.	33,130	2,117,338
Philip Morris International, Inc.	75,900	6,953,958
Republic Services, Inc.	15,500	2,967,320
Roche Holding AG (participation certificate)	46,340	11,839,361
S&P Global, Inc.	88,466	37,637,860
Sanofi SA	52,455	5,104,951
Schneider Electric SA	178,250	40,313,065
The AES Corp.	63,600	1,140,348
Thermo Fisher Scientific, Inc.	35,700	20,749,197
Vistra Corp.	14,740	1,026,641
Waste Connections, Inc. (United States)	20,830	3,582,968
TOTAL UNITED STATES OF AMERICA		467,120,216
Zambia - 0.1%
First Quantum Minerals Ltd.	470,400	5,056,496
TOTAL COMMON STOCKS (Cost $3,894,910,258)		5,425,601,686

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(c)(f) (Cost $1,391,178)	3,043	167,295

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	17,662,902	17,666,435
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	61,657,772	61,663,938
TOTAL MONEY MARKET FUNDS (Cost $79,330,372)		79,330,373

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,975,631,808)	5,505,099,354
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(25,019,185)
NET ASSETS - 100.0%	5,480,080,169

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,610,111 or 1.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $188,208 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	228,879

Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	111,771,368	500,236,251	594,341,183	2,340,571	-	(1)	17,666,435	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	58,825,168	198,455,304	195,616,534	101,854	-	-	61,663,938	0.2%
Total	170,596,536	698,691,555	789,957,717	2,442,425	-	(1)	79,330,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	119,146,404	84,808,098	34,338,306	-
Consumer Discretionary	608,365,852	608,365,852	-	-
Consumer Staples	336,669,651	328,980,529	7,689,122	-
Energy	203,166,460	195,362,386	7,804,074	-
Financials	1,139,289,222	1,013,257,808	126,031,414	-
Health Care	732,994,207	732,994,207	-	-
Industrials	1,005,684,812	953,263,521	52,421,291	-
Information Technology	767,395,554	767,207,344	-	188,210
Materials	382,716,012	316,810,884	65,905,128	-
Real Estate	67,025,401	67,025,401	-	-
Utilities	63,315,406	46,840,407	16,474,999	-

Money Market Funds	79,330,373	79,330,373	-	-
Total Investments in Securities:	5,505,099,354	5,194,246,810	310,664,334	188,210
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,282,710) - See accompanying schedule:
Unaffiliated issuers (cost $3,896,301,436)	$5,425,768,981
Fidelity Central Funds (cost $79,330,372)	79,330,373

Total Investment in Securities (cost $3,975,631,808)		$5,505,099,354
Foreign currency held at value (cost $739,008)		739,005
Receivable for investments sold		17,262,151
Receivable for fund shares sold		467,136
Dividends receivable		19,770,107
Reclaims receivable		13,604,775
Interest receivable		176
Distributions receivable from Fidelity Central Funds		235,759
Other receivables		156
Total assets		5,557,178,619
Liabilities
Payable to custodian bank	$2,547,953
Payable for investments purchased
Regular delivery	10,993,043
Delayed delivery	36,757
Payable for fund shares redeemed	1,795,378
Other payables and accrued expenses	61,381
Collateral on securities loaned	61,663,938
Total liabilities		77,098,450
Net Assets		$5,480,080,169
Net Assets consist of:
Paid in capital		$4,082,196,252
Total accumulated earnings (loss)		1,397,883,917
Net Assets		$5,480,080,169
Net Asset Value, offering price and redemption price per share ($5,480,080,169 ÷ 51,866,880 shares)		$105.66
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends		$46,461,218
Income from Fidelity Central Funds (including $101,854 from security lending)		2,442,425
Income before foreign taxes withheld		$48,903,643
Less foreign taxes withheld		(3,397,178)
Total income		45,506,465
Expenses
Custodian fees and expenses	$127,204
Independent trustees' fees and expenses	12,396
Total expenses		139,600
Net Investment income (loss)		45,366,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $890,373)	(10,720,162)
Foreign currency transactions	44,976
Total net realized gain (loss)		(10,675,186)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $705,634)	905,424,315
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	275,296
Total change in net unrealized appreciation (depreciation)		905,699,610
Net gain (loss)		895,024,424
Net increase (decrease) in net assets resulting from operations		$940,391,289
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,366,865	$109,072,588
Net realized gain (loss)	(10,675,186)	(7,662,446)
Change in net unrealized appreciation (depreciation)	905,699,610	774,348,356
Net increase (decrease) in net assets resulting from operations	940,391,289	875,758,498
Distributions to shareholders	(39,244,621)	(103,851,743)

Affiliated share transactions
Proceeds from sales of shares	119,309,013	1,101,921,798
Reinvestment of distributions	39,244,621	103,851,743
Cost of shares redeemed	(271,737,050)	(583,628,102)

Net increase (decrease) in net assets resulting from share transactions	(113,183,416)	622,145,439
Total increase (decrease) in net assets	787,963,252	1,394,052,194

Net Assets
Beginning of period	4,692,116,917	3,298,064,723
End of period	$5,480,080,169	$4,692,116,917

Other Information
Shares
Sold	1,242,656	12,617,963
Issued in reinvestment of distributions	408,377	1,145,589
Redeemed	(2,851,617)	(6,599,034)
Net increase (decrease)	(1,200,584)	7,164,518

Financial Highlights
Fidelity® International Equity Central Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$88.42	$71.85	$106.88	$84.62	$77.92	$84.55
Income from Investment Operations
Net investment income (loss) A,B	.86	2.13	2.07	1.80	1.40	2.23
Net realized and unrealized gain (loss)	17.13	16.42	(28.91)	22.17	6.94	(3.09)
Total from investment operations	17.99	18.55	(26.84)	23.97	8.34	(.86)
Distributions from net investment income	(.75)	(1.98)	(2.25)	(1.71)	(1.39)	(2.12)
Distributions from net realized gain	-	-	(5.94)	-	(.25)	(3.65)
Total distributions	(.75)	(1.98)	(8.19)	(1.71)	(1.64)	(5.77)
Net asset value, end of period	$105.66	$88.42	$71.85	$106.88	$84.62	$77.92
Total Return C,D	20.44%	25.78%	(27.21)%	28.42%	10.91%	(.21)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.81% G	2.39%	2.25%	1.79%	1.77%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$5,480,080	$4,692,117	$3,298,065	$3,789,958	$3,020,929	$2,432,786
Portfolio turnover rate H	32 % G	40%	38%	52%	81%	70%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,606,816,987
Gross unrealized depreciation	(87,513,007)
Net unrealized appreciation (depreciation)	$1,519,303,980
Tax cost	$3,985,795,374

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(124,465,203)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	778,566,442	832,145,907
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Equity Central Fund	438

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity International Equity Central Fund	8,927,453	37,158,977	1,097,897

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Equity Central Fund	14,102	-	-
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® International Equity Central Fund	.0056%
Actual		$ 1,000	$ 1,204.40	$ .03
Hypothetical-B		$ 1,000	$ 1,024.97	$ .03

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity International Equity Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.44% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.859211.116
INTCEN-SANN-0524

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024